                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09721

                               Fixed Income SHares
                               -------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.
Item 1. Report to Shareholder

Fixed Income SHares—Series C, H, M, R
Semi-Annual Report
April 30, 2007

Contents

Letter to Shareholders	1
Important Information	2
Performance & Statistics	3-6
Schedules of Investments	7-41
Statements of Assets and Liabilities	42
Statements of Operations	43
Statements of Changes in Net Assets	44-47
Financial Highlights	48-49
Notes to Financial Statements	50-66
Matters Relating to the Trustees Consideration of the Investment Management & Portfolio Management Agreements Series H	67-68

Fixed Income SHares—Series C, Series H, Series M and Series R

June 13, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Fixed Income SHares – Series C, Series H, Series M and Series R (the ‘‘Portfolios’’) for the periods ended April 30, 2007.

The bond market delivered positive returns during the period as economic growth moderated, although a correction in the housing market caused some weakness for bonds. The Federal Reserve left the Federal Funds rate unchanged at 5.25% through the period as inflation levels continued to track somewhat higher than the central bank’s stated comfort level.

Please refer to the following pages for specific information on the Portfolios. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Portfolios’ shareholder servicing agent at (800) 628-1237. You can also visit on our Web site at www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Portfolios’ investment manager and Pacific Investment Management Company LLC, the Portfolios’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & Chief Executive Officer

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 1

Fixed Income SHares—Series C, H, M, R
Important Information
April 30, 2007 (unaudited)

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Portfolios may be subject to various risks as described in the prospectus. Some of these risks may include, but are not limited to, the following: derivative risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments: this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Portfolios have adopted written proxy voting policies and procedures (‘‘Proxy Policy’’) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that the Portfolios will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that the Portfolios may consider in determining how to vote proxies for each portfolio, and information about how each portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Portfolios at (800) 628-1237, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com and on the SEC’s website at http://www.sec.gov.

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested. Total return does not reflect broker commissions or ‘‘wrap fee’’ charges. Total return for a period less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Portfolios involve risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is total assets less total liabilities divided by the number of shares outstanding.

This report, including the financial information herein is transmitted to the shareholders of Fixed Income SHares — Series C, Series H, Series M, and Series R for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any securities mentioned in this report.

2 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Performance & Statistics
April 30, 2007 (unaudited)

Symbol:

FXICX

Primary Investments:

Intermediate maturity fixed income securities.

Inception Date:

3/17/00

Net Assets:

$1,661.0 million

Portfolio Manager:

Managed by a team of investment professionals led by Bill Gross.

Management Review
Series C

•	For the six months ended April 30, 2007, Series C returned 2.27%, underperforming the Lehman Brothers Intermediate U.S. Credit Index by 65 bps.

•	At April 30, 2007, Series C’s duration was 14.83 years, compared to 8.35 years at October 31, 2006.

•	Above-index duration detracted from Series C performance as U.S. interest rates rose.

•	A curve-steepening bias focused on short-maturities added to Series C performance as the yield curve steepened.

•	An underweight to finance companies and brokerages was positive for Series C returns during the period as the sector underperformed due to rising sub-prime loan losses and weakness in the stock, credit, and mortgage market in the first quarter of 2007, which dampened the returns of brokerages.

•	Exposure to metals and mining was positive for Series C performance as the industry benefited from high metal prices, robust demand, and good credit quality.

•	An underweight to consumer non-cyclicals in later 2006 was beneficial as food and beverage firms faced rising input costs.

•	A small allocation to high yield throughout the period helped Series C performance as these securities benefited from a yield advantage during a rising rate environment.

•	Exposure to Europe and U.K. detracted from Series C returns as European and U.K. yields rose during the period as Central Banks in these two regions remain hawkish and stand to raise interest rates to contain inflation.

Total Returns (period ended 4/30/07)	Six Months
FISH: Series C	2.27%
Lehman Intermediate U.S. Credit Index	2.92%

Change in Value of $10,000 Investment in the
Series C and the Lehman Intermediate U.S. Credit Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 3

Fixed Income SHares—Series H
Performance & Statistics
April 30, 2007 (unaudited)

Symbol:

FXIHX

Primary Investments:

Intermediate maturity mortgage-backed securities

Inception Date:

4/2/07

Net Assets:

$3.0 million

Portfolio Manager:

Managed by a team of investment professionals led by Bill Gross.

Management Review
Series H

•	At April 30, 2007, Series H duration was 7.82 years, compared to 7.35 years for the blend of 80% Lehman Brothers High Yield Municipal Bond lndex and 20% Lehman Brothers Long Municipal Bond Index.

•	At April 30, 2007, the average credit quality of Series H holdings was BBB.

•	At April 30, 2007, municipal bonds held in the Series H portfolio had a 10% Alternative Minimum Tax exposure.

•	The Portfolio at April 30, 2007 had a yield to worst of 5.2%. Yield to worst is the yield to maturity if the worst possible bond repayment takes place. Yield to worst assumes that market yields remain unchanged.

•	For the period April 2, 2007 through April 30, 2007, returns for the blend of 80% Lehman Brothers High Yield Municipal Bond Index and 20% Lehman Brothers Long Municipal Bond Index were 0.58%.

Total Returns (period ended 4/30/07)	Since Inception (4/2/07)*
FISH: Series H	0.68%

*	Index since inception calculation began 4/2/07

Change in Value of $10,000 Investment in the
Series H

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series M
Performance & Statistics
April 30, 2007 (unaudited)

Symbol:

FXIMX

Primary Investments:

Intermediate maturity mortgage-backed securities

Inception Date:

3/17/00

Net Assets:

$1,678.8 million

Portfolio Manager:

Managed by a team of investment professionals led by Bill Gross.

Management Review
Series M

•	For the six months ended April 30, 2007, Series M returned 3.21%, outperforming the Lehman Brothers Fixed Rate Mortgage-Backed Securities Index by 27 bps.

•	At April 30, 2007, Series M duration was 8.96 years, compared to 9.89 years at October 31, 2006.

•	Above-index duration detracted from Series M performance as U.S. interest rates rose.

•	A curve-steepening bias focused on short-maturities added to Series M performance as the yield curve steepened.

•	An overweight to 15-year conventionals added to Series M performance as they outpaced the 30-year sector and the broader index. In particular, an overweight to the 15-year FNMA 5.0% did well as this was one of the best performing liquid coupons during the first quarter 2007.

•	Security and coupon selection within mortgages was positive for performance over the time period. Of note, an overweight to higher coupon conventionals, which was based on attractive valuations, added value in late 2006. Similarly, in the first quarter of 2007, an allocation to discount 30-year conventional mortgages added value.

•	An underweight to 30-year GNMA issues throughout the period added to performance as these securities underperformed their conventional counterparts.

•	Exposure to high quality, low duration, home equity asset-backed securities throughout the period was positive for returns as they offered attractive yields and were unaffected by the downturn in the sub-prime market.

Total Returns (period ended 4/30/07)	Six Months
FISH: Series M	3.21%
Lehman Fixed Rate Mortgage-Backed Securities Index	2.94%

Change in Value of $10,000 Investment in the
Series M and the Lehman Fixed Rate Mortgaged-
Backed Securities Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 5

Fixed Income SHares—Series R
Performance & Statistics
April 30, 2007 (unaudited)

Symbol:

FXIRX

Primary Investments:

Intermediate maturity Inflation-indexed fixed income securities.

Inception Date:

4/15/04

Net Assets:

$122.6 million

Portfolio Manager:

Managed by a team of investment professionals led by Bill Gross.

Management Review
Series R

•	For the six months ended April 30, 2007, Series R returned 2.41%, outperforming the Lehman Brothers U.S. TIPS Index by 33 basis points.

•	During the period, yields on 10-year inflation-linked bonds fell 16 basis points to 2.19%, while equivalent maturity nominal yields rose 2 basis points.

•	Breakeven inflation, defined as the difference between a real yield on an inflation-linked bond and a nominal yield on a Treasury of the same maturity, was 2.49% at April 30, 2007 for the 10-year maturity compared to 2.32% at October 31, 2006.

•	At April 30, 2007, Series R duration was 8.45 years, compared to 7.03 years as of October 31, 2006.

•	Above benchmark duration from inflation-linked bonds was positive for Series R as real yields fell for the period.

•	Positions in nominal bonds added moderately to Series R performance as they outperformed inflation-linked bonds on a total return basis.

•	A bias towards a steepening yield curve was positive as the real yield curve steepened.

•	An allocation to Japanese government bonds in the second half of the period detracted from Series R performance as these bonds underperformed both inflation-protected and nominal bonds in the U.S.

•	An allocation to municipal bonds detracted from returns as they underperformed TIPS for the period.

Total Returns (period ended 4/30/07)	Six Months
FISH: Series R	2.41%
Lehman U.S. TIPS Index	2.08%

Change in Value of $10,000 Investment in the
Series R and the Lehman U.S. TIPS Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES–50.9%
	Aerospace–0.1%
$ 2,100	Embraer Overseas Ltd., 6.375%, 1/24/17 (d)	Baa3/BBB−	$2,134,125
	Airlines–0.4%
	Continental Airlines, Inc., pass thru certificates,
500	6.32%, 11/1/08, Ser. 98-3	Baa2/A−	502,812
2,100	6.503%, 6/15/11, Ser. 01-1	Baa2/BBB+	2,161,688
900	7.918%, 5/1/10, Ser. 00-1	Baa2/BBB+	956,813
925	JetBlue Airways Corp., pass thru certificates, 8.46%, 5/15/10, Ser. 04-2, FRN	Ba3/BB−	929,718
2,000	Northwest Airlines, Inc., pass thru certificates, 6.841%, 4/1/11, Ser. 1A-2	NR/BB	2,001,250
91	United Air Lines, Inc., 10.125%, 3/22/15, Ser. 91-B2 (b) (f)	NR/NR	50,139
			6,602,420
	Automotive–0.0%
200	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	Baa1/BBB	215,867
	Banking–5.4%
8,900	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	8,590,164
4,500	Commonwealth Bank of Australia, 6.024%, 3/15/16, VRN (d)	Aa1/A+	4,551,890
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	5,123,570
	HBOS PLC, VRN (d),
3,400	5.375%, 11/1/13	Aa3/A	3,379,719
400	5.92%, 10/1/15	A1/A	394,444
	HSBC Capital Funding L.P., VRN ,
5,900	4.61%, 6/27/13 (d)	A1/A	5,649,415
€ 6,100	5.13%, 3/29/16	A1/A	8,315,817
$ 1,000	10.176%, 6/30/30 (d)	A1/A	1,464,082
	HSBC Holdings PLC,
24,900	6.50%, 5/2/36	Aa3/A+	26,763,118
1,200	7.625%, 5/17/32	Aa3/A+	1,441,141
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, VRN (d)	A1/A	553,057
3,100	Resona Bank Ltd., 5.85%, 4/15/16, VRN (d)	A2/BBB	3,090,312
2,710	Royal Bank of Scotland Group PLC ADR, 9.118%, 3/31/10, Ser. 1	Aa3/A	2,993,645
	Sumitomo Mitsui Banking Corp.,
¥200,000	0.95%, 6/2/49	NR/NR	1,672,757
$ 2,600	5.625%, 10/15/15, VRN (d)	Aa3/BBB+	2,569,021
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, VRN (d)	Aa2/A−	2,696,549
6,700	USB Capital IX, 6.189%, 4/15/11, VRN	A1/A+	6,885,510
2,900	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA−	2,848,751
			88,982,962
	Building/Construction–0.6%
10,100	C8 Capital SPV Ltd., 6.64%, 12/31/14, VRN (d)	NR/BBB−	10,164,771

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 7

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Computer Services–0.1%
$ 1,110	Cisco Systems, Inc., 5.44%, 2/20/09, FRN	A1/A+	$1,112,209
	Computer Software–0.2%
	Oracle Corp. & Ozark Holding, Inc.,
2,300	5.00%, 1/15/11	A2/A	2,295,396
800	5.585%, 1/13/09, FRN	A2/A	800,612
			3,096,008
	Consumer Products–0.0%
500	American Greetings Corp., 7.375%, 6/1/16	Ba2/BB+	518,750
	Electronics–0.2%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B2/B−	491,875
2,000	Xerox Corp., 6.10%, 12/18/09, FRN	Baa3/BB+	2,022,512
			2,514,387
	Energy–3.6%
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	4,838,203
	Energy Transfer Partners L.P.,
2,100	6.125%, 2/15/17	Baa3/BBB−	2,155,709
2,600	6.625%, 10/15/36	Baa3/BBB−	2,689,307
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa1/BBB	5,904,238
1,500	6.50%, 2/1/37	Baa1/BBB	1,520,646
5,500	7.30%, 8/15/33	Baa1/BBB	6,024,260
3,200	Magellan Midstream Partners L.P., 6.40%, 5/1/37	Baa3/BBB	3,249,178
	Northwest Pipeline Corp.,
3,900	5.95%, 4/15/17 (d)	Ba1/BB+	3,934,125
1,700	7.00%, 6/15/16	Ba1/BB+	1,827,500
	NRG Energy, Inc.,
500	7.25%, 2/1/14	B1/B	518,750
1,100	7.375%, 2/1/16	B1/B	1,145,375
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB−	5,766,157
550	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	583,687
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37 (d)	Baa3/BBB−	2,697,539
515	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	505,148
	TECO Energy, Inc.,
2,000	6.75%, 5/1/15	Ba1/BB	2,132,500
2,400	7.00%, 5/1/12	Ba1/BB	2,568,000
2,500	7.50%, 6/15/10	Ba1/BB	2,662,500
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,195,899
5,200	TransCanada Pipelines Ltd., 6.35%, 5/15/67, VRN (e)	A3/BBB	5,190,692
1,400	Xcel Energy, Inc., 6.50%, 7/1/36	Baa1/BBB−	1,477,913
			59,587,326

8 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Financial Services–14.0%
€ 4,300	Atlas Reinsurance PLC, 7.922%, 1/10/10, FRN (b)(d)(g)	NR/BB+	$5,966,427
$ 3,950	Calabash Re Ltd., 16.255%, 1/8/10, FRN (b)(d)(g)	NR/BB	4,117,283
	Citigroup, Inc.,
8,500	6.125%, 8/25/36	Aa2/AA−	8,794,559
5,000	6.625%, 6/15/32	Aa2/AA−	5,474,835
900	C5 Capital SPV Ltd., 6.196%, 12/31/11, VRN (d)	B1/BBB−	909,316
9,900	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN (d)	B1/BBB−	9,920,998
1,000	East Lane Re Ltd., 12.355%, 5/6/11, FRN (b)(d)(g)	NR/BB+	1,000,469
	Ford Motor Credit Co.,
3,000	6.375%, 11/5/08	B1/B	2,970,408
12,000	6.625%, 6/16/08	B1/B	11,996,328
1,750	7.25%, 10/25/11	B1/B	1,715,710
3,000	7.375%, 2/1/11	B1/B	2,969,580
2,350	7.875%, 6/15/10	B1/B	2,364,091
2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	2,508,040
€ 10,000	General Electric Capital Corp., 4.625%, 9/15/66, VRN (d)	Aa1/AA+	13,448,000
$ 85,000	General Motors Acceptance Corp., 6.00%, 12/15/11	Ba1/BB+	82,846,100
1,900	Goldman Sachs Group, Inc., 5.25%, 10/15/13	Aa3/AA−	1,891,541
	JPMorgan Chase & Co.,
2,700	6.55%, 9/29/36, Ser. T	Aa3/A	2,767,972
2,400	6.625%, 3/15/12	Aa3/A+	2,547,972
1,000	Lehman Brothers Holdings, Inc., 5.56%, 12/23/10, FRN	A1/A+	1,003,424
2,000	Longpoint Re Ltd., 10.609%, 5/8/10, FRN (b)(d)(e)	NR/BB+	2,000,000
2,700	MBNA Capital, 6.16%, 2/1/27, Ser. B, FRN	Aa2/A+	2,677,082
	Mizuho Financial Group, Inc. (g),
¥100,000	1.317%, 11/24/49	NR/NR	847,968
¥100,000	1.883%, 12/31/49	NR/NR	858,660
$ 5,000	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	A1/BBB+	5,248,515
	Morgan Stanley,
500	5.30%, 3/1/13	Aa3/A+	502,226
2,800	5.375%, 10/15/15	Aa3/A+	2,770,592
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, VRN	A2/BBB	3,938,985
	Pemex Project Funding Master Trust,
1,800	5.75%, 12/15/15	Baa1/BBB	1,830,150
2,300	7.375%, 12/15/14	Baa1/BBB	2,577,150
800	8.00%, 11/15/11	Baa1/BBB	889,200
7,950	9.25%, 3/30/18	Baa1/BBB	10,275,375
700	Preferred Term Securities XIII, 5.90%, 3/24/34, FRN (b)(d)(g)	Aaa/AAA	706,977
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, VRN (d)	Aa2/AA	3,902,620
3,200	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	3,095,466
8,400	RBS Capital Trust I, 5.512%, 9/30/14, VRN	Aa3/A	8,287,734
2,400	SB Treasury Co. LLC, 9.40%, 6/30/08, VRN (b)	A1/BBB+	2,503,826
4,100	UBS Preferred Funding Trust V, 6.243%, 5/12/16, Ser. 1, VRN	Aa2/AA−	4,245,070

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 9

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Financial Services–14.0% (continued)
$ 2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	A2/A−	$2,654,842
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (d)	Baa2/BBB+	7,456,366
			232,481,857
	Food–0.4%
3,450	H.J. Heinz Co., 5.772%, 12/1/20, VRN (d)	Baa2/BBB	3,504,331
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	411,503
2,000	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB−	2,095,000
			6,010,834
	Healthcare & Hospitals–1.2%
	Boston Scientific Corp.,
2,600	5.45%, 6/15/14	Baa3/BBB	2,495,797
2,800	6.00%, 6/15/11	Baa3/BBB	2,830,739
3,600	Cardinal Health, Inc., 5.619%, 10/2/09, FRN (d)	Baa2/BBB	3,602,625
500	Community Health Systems, Inc., 6.50%, 12/15/12	B2/B	519,375
650	Coventry Health Care, Inc., 5.875%, 1/15/12	Ba1/BBB	662,841
1,400	DaVita, Inc., 7.25%, 3/15/15	B2/B	1,438,500
	HCA, Inc.,
900	6.75%, 7/15/13	Caa1/B−	844,875
1,000	7.19%, 11/15/15	Caa1/B−	905,309
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,720,677
5,000	Humana, Inc., 6.45%, 6/1/16	Baa3/BBB	5,192,630
			20,213,368
	Hotels/Gaming–0.7%
2,709	Hilton Hotels Corp., 8.25%, 2/15/11	Ba1/BB+	2,932,492
	MGM Mirage, Inc.,
1,000	6.00%, 10/1/09	Ba2/BB	1,006,250
5,500	6.625%, 7/15/15	Ba2/BB	5,362,500
1,000	6.75%, 4/1/13	Ba2/BB	996,250
1,250	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/12	Baa3/BBB−	1,342,019
325	Station Casinos, Inc., 6.00%, 4/1/12	Ba2/B+	320,125
			11,959,636
	Insurance–1.9%
	American International Group, Inc.,
€ 7,800	4.875%, 3/15/67, Ser. A3, VRN (g)	Aa3/A+	10,384,437
$ 12,400	5.05%, 10/1/15	Aa2/AA	12,206,163
4,500	6.25%, 5/1/36	Aa2/AA	4,785,840
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (d)	Aa2/AA	4,962,920
			32,339,360

10 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Metals & Mining–1.1%
$ 2,100	Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (d)	Aa3/A	$2,185,243
	Freeport-McMoRan Copper & Gold, Inc.,
500	8.25%, 4/1/15	Ba3/BB	541,875
1,700	8.375%, 4/1/17	Ba3/BB	1,863,625
6,800	8.564%, 4/1/15, FRN	Ba3/BB	7,191,000
	Vale Overseas Ltd.,
4,450	6.25%, 1/11/16	Baa3/BBB	4,579,517
2,200	6.25%, 1/23/17	Baa3/BBB	2,261,609
			18,622,869
	Multi-Media–4.7%
1,530	British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	1,624,433
2,000	Clear Channel Communications, Inc., 4.25%, 5/15/09	Baa3/B+	1,941,896
500	Cleveland Electric Illuminating Co., 6.86%, 10/1/08	Baa2/BBB	510,617
1,000	Comcast Cable Communications, Inc., 7.125%, 6/15/13	Baa2/BBB+	1,089,578
	Comcast Corp.,
800	5.30%, 1/15/14	Baa2/BBB+	794,377
1,400	5.656%, 7/14/09, FRN	Baa2/BBB+	1,402,860
10,600	5.875%, 2/15/18	Baa2/BBB+	10,717,045
1,700	5.90%, 3/15/16	Baa2/BBB+	1,736,914
15,000	6.45%, 3/15/37	Baa2/BBB+	15,220,455
	COX Communications, Inc.,
1,100	6.45%, 12/1/36 (d)	Baa3/BBB−	1,113,786
3,000	7.75%, 11/1/10	Baa3/BBB−	3,250,986
	CSC Holdings, Inc., Ser. B,
810	7.875%, 2/15/18	B2/B+	847,463
775	8.125%, 8/15/09	B2/B+	809,875
1,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB−	1,272,000
2,000	Echostar DBS Corp., 6.375%, 10/1/11	Ba3/BB−	2,025,000
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa2/BBB	99,628
1,480	9.25%, 2/1/13	Baa2/BBB	1,751,984
	Rogers Cable, Inc.,
1,300	5.50%, 3/15/14	Baa3/BBB−	1,293,500
CAD 800	7.25%, 12/15/11	Baa3/BBB−	793,934
	Time Warner Cable, Inc. (d),
$ 3,340	5.85%, 5/1/17	Baa2/BBB+	3,366,373
3,390	6.55%, 5/1/37	Baa2/BBB+	3,439,687
	Time Warner, Inc.,
2,200	5.50%, 11/15/11	Baa2/BBB+	2,220,033
5,250	6.875%, 5/1/12	Baa2/BBB+	5,596,610
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	200,891
9,000	5.70%, 6/16/09, FRN	Baa3/BBB	9,030,006

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 11

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Multi-Media–4.7% (continued)
$ 2,300	5.75%, 4/30/11	Baa3/BBB	$2,333,403
400	6.625%, 5/15/11	Baa3/BBB	418,052
2,800	Walt Disney Co., 5.44%, 9/10/09, FRN	A3/A−	2,805,723
			77,707,109
	Oil & Gas–7.8%
4,600	Anadarko Finance Co., 6.75%, 5/1/11, Ser. B	Baa3/BBB−	4,838,128
	Anadarko Petroleum Corp.,
4,000	5.95%, 9/15/16	Baa3/BBB−	4,038,248
4,000	6.45%, 9/15/36	Baa3/BBB−	4,023,292
	Apache Corp.,
700	5.625%, 1/15/17	A3/A−	712,515
3,000	6.00%, 1/15/37	A3/A−	3,031,020
	Canadian Natural Resources Ltd.,
2,400	6.00%, 8/15/16	Baa2/BBB	2,458,922
4,500	6.50%, 2/15/37	Baa2/BBB	4,645,076
	Chesapeake Energy Corp.,
1,200	2.75%, 11/15/35	Ba2/BB	1,312,500
1,700	6.375%, 6/15/15	Ba2/BB	1,710,625
900	7.00%, 8/15/14	Ba2/BB	933,750
3,500	7.50%, 6/15/14	Ba2/BB	3,683,750
4,850	ConocoPhillips Australia Funding Co., 5.45%, 4/9/09, FRN	A1/A−	4,854,438
10,000	ConocoPhillips Canada Funding Co., 5.625%, 10/15/16	A1/A−	10,235,100
5,000	Devon Energy Corp., 7.95%, 4/15/32	Baa2/BBB	6,129,185
	Devon Financing Corp.,
2,900	6.875%, 9/30/11	Baa2/BBB	3,094,280
1,900	7.875%, 9/30/31	Baa2/BBB	2,304,360
2,900	Duke Energy Field Services LLC, 5.375%, 10/15/15 (d)	Baa2/BBB+	2,826,972
4,250	El Paso Production Holding Co., 7.75%, 6/1/13	B1/BB	4,495,722
4,700	EnCana Corp., 6.50%, 8/15/34	Baa2/A−	4,942,008
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09, Ser. B	Baa3/BBB−	2,643,103
	Gazprom AG,
7,600	9.625%, 3/1/13	A3/BBB	9,085,040
4,500	9.625%, 3/1/13 (d)	A3/BBB	5,375,250
3,815	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	4,029,422
700	Hess Corp., 7.875%, 10/1/29	Baa3/BBB−	824,286
1,440	Kern River Funding Corp., 4.893%, 4/30/18 (d)	A3/A−	1,387,894
	Pioneer Natural Resources Co.,
400	5.875%, 7/15/16	Ba1/BB+	374,108
1,900	6.875%, 5/1/18	Ba1/BB+	1,867,347
1,500	Plains Exploration & Production Co., 7.00%, 3/15/17	Ba3/BB−	1,509,375
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa3/A	3,391,003
2,800	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BB+	3,041,640
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB−	27,033

12 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Oil & Gas–7.8% (continued)
	Southern Natural Gas Co.,
$ 4,400	5.90%, 4/1/17 (d)	Baa3/BB	$4,447,960
400	8.00%, 3/1/32	Baa3/BB	483,636
7,500	Valero Energy Corp., 3.50%, 4/1/09	Baa3/BBB	7,286,843
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (d)	Ba2/BB	2,764,125
2,000	7.625%, 7/15/19	Ba2/BB	2,190,000
	XTO Energy, Inc.,
1,700	6.10%, 4/1/36	Baa2/BBB	1,678,283
3,850	6.25%, 4/15/13	Baa2/BBB	4,009,548
3,000	7.50%, 4/15/12	Baa2/BBB	3,288,729
			129,974,516
	Paper/Paper Products–0.7%
3,900	Abitibi-Consolidated, Inc., 8.55%, 8/1/10	B3/B+	3,997,500
	Georgia-Pacific Corp.,
2,000	7.00%, 1/15/15 (d)	Ba3/B	2,020,000
2,600	7.125%, 1/15/17 (d)	Ba3/B	2,626,000
1,400	7.25%, 6/1/28	B2/B	1,365,000
1,000	7.375%, 12/1/25	B2/B	980,000
900	8.125%, 5/15/11	B2/B	954,000
			11,942,500
	Real Estate–0.2%
2,750	Forest City Enterprises, Inc., 7.625%, 6/1/15	Ba3/BB−	2,832,500
	Retail–0.4%
1,800	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	2,000,250
	JC Penney Corp., Inc.,
700	6.375%, 10/15/36	Baa3/BBB−	700,010
850	7.125%, 11/15/23	Baa3/BBB−	946,999
1,500	8.00%, 3/1/10	Baa3/BBB−	1,606,324
1,300	Yum! Brands, Inc., 6.25%, 4/15/16	Baa2/BBB	1,339,889
			6,593,472
	Telecommunications–2.9%
	AT&T Corp.,
2,400	7.30%, 11/15/11	A2/A	2,610,139
1,500	8.00%, 11/15/31	A2/A	1,885,203
100	British Telecommunications PLC, 8.625%, 12/15/10	Baa1/BBB+	111,636
2,500	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	2,870,152
	Deutsche Telekom International Finance BV,
2,500	8.00%, 6/15/10	A3/A−	2,707,092
€ 1,280	8.125%, 5/29/12	A3/A−	2,019,748

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 13

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Telecommunications–(continued)
$ 2,700	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa3/BBB	$2,795,610
	Qwest Communications International, Inc.,
6,950	7.25%, 2/15/11	Ba3/B+	7,158,500
5,000	7.50%, 2/15/14	Ba3/B+	5,187,500
2,000	Qwest Corp., 8.605%, 6/15/13, FRN	Ba1/BB+	2,197,500
CAD 400	Rogers Wireless, Inc., 7.625%, 12/15/11	Baa3/BBB−	400,641
	Sprint Capital Corp.,
$ 1,350	6.125%, 11/15/08	Baa3/BBB	1,365,293
10,400	8.75%, 3/15/32	Baa3/BBB	12,307,703
3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/BBB+	3,597,821
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa1/A	939,367
100	Vodafone Group PLC, 7.75%, 2/15/10	A3/A−	106,653
			48,260,558
	Tobacco–0.1%
1,400	Reynolds American, Inc., 7.75%, 6/1/18	Ba2/BBB−	1,561,119
	Utilities–3.9%
400	Columbus Southern Power Co., 5.50%, 3/1/13, Ser. C	A3/BBB	403,236
1,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa1/BBB+	1,395,484
	Consumers Energy Co.,
2,750	5.00%, 2/15/12	Baa2/BBB−	2,722,060
850	5.00%, 3/15/15	Baa2/BBB−	824,416
3,000	5.15%, 2/15/17	Baa2/BBB−	2,898,009
1,100	5.375%, 4/15/13, Ser. B	Baa2/BBB−	1,101,074
1,300	Dayton Power & Light Co., 5.125%, 10/1/13	A3/BBB+	1,287,359
7,300	Dominion Resources, Inc., 5.60%, 11/15/16, Ser. A	Baa2/BBB	7,329,244
1,600	Energy East Corp., 6.75%, 7/15/36	Baa2/BBB	1,709,054
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A−	1,960,136
1,500	Entergy Gulf States, Inc., 3.60%, 6/1/08	Baa3/BBB+	1,470,619
	Entergy Louisiana LLC,
3,300	4.67%, 6/1/10	Baa1/A−	3,246,309
94	8.09%, 1/2/17	Baa2/BBB−	97,043
2,600	Florida Power Corp., 5.76%, 11/14/08, Ser. A, FRN	A3/BBB	2,602,392
200	Idaho Power Co., 6.60%, 3/2/11	A3/A−	210,159
7,100	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB−	7,366,250
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,033,760
	Nevada Power Co.,
1,600	5.95%, 3/15/16, Ser. M	Ba1/BB+	1,626,533
3,000	6.50%, 5/15/18, Ser. O	Ba1/BB+	3,156,897
1,000	6.65%, 4/1/36, Ser. N	Ba1/BB+	1,053,432
	Ohio Edison Co.,
1,600	4.00%, 5/1/08	Baa2/BBB−	1,580,800
1,700	5.45%, 5/1/15	Baa2/BBB−	1,696,183
1,600	5.647%, 6/15/09 (d)	Baa2/BBB−	1,610,727

14 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$ 500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	$543,661
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	2,991,411
1,700	Sierra Pacific Power Co., 6.00%, 5/15/16, Ser. M (d)	Ba1/BB+	1,732,101
1,000	Tampa Electric Co., 6.875%, 6/15/12	Baa2/BBB−	1,073,820
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa3/BBB−	4,463,924
3,100	TXU Electric Delivery Co., 5.725%, 9/16/08, FRN (d)	Baa2/BBB−	3,101,066
2,100	TXU Energy Co. LLC, 5.85%, 9/16/08, FRN (d)	Baa2/BB	2,100,857
			64,388,016
	Waste Disposal–0.3%
4,800	Allied Waste North America, Inc., 6.50%, 11/15/10	B1/BB	4,866,000
500	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	508,646
			5,374,646
	Total Corporate Bonds & Notes (cost–$838,808,947)		845,191,185
U.S. GOVERNMENT AGENCY SECURITIES–26.1%
	Fannie Mae–20.5%
—(h)	4.00%, 2/25/09, CMO	Aaa/AAA	379
214,093	5.00%, 2/1/36, MBS	Aaa/AAA	207,113,200
38,000	5.00%, 5/31/37, MBS (e)	Aaa/AAA	36,717,500
13	5.50%, 10/1/32, MBS	Aaa/AAA	13,018
808	5.50%, 3/1/33, MBS	Aaa/AAA	801,021
57	5.50%, 5/1/33, MBS	Aaa/AAA	56,815
798	5.50%, 6/1/33, MBS	Aaa/AAA	791,779
1,352	5.50%, 8/1/33, MBS	Aaa/AAA	1,340,530
251	5.50%, 9/1/33, MBS	Aaa/AAA	249,337
13	5.50%, 2/1/34, MBS	Aaa/AAA	13,198
60	5.50%, 3/1/34, MBS	Aaa/AAA	59,100
70	5.50%, 5/1/34, MBS	Aaa/AAA	69,462
197	5.50%, 6/1/34, MBS	Aaa/AAA	195,079
2,131	5.50%, 9/1/34, MBS	Aaa/AAA	2,112,002
637	5.50%, 10/1/34, MBS	Aaa/AAA	631,883
721	5.50%, 11/1/34, MBS	Aaa/AAA	714,199
57	5.50%, 1/1/35, MBS	Aaa/AAA	56,784
117	5.50%, 2/1/35, MBS	Aaa/AAA	116,100
709	5.50%, 3/1/35, MBS	Aaa/AAA	701,929
84	5.50%, 5/1/35, MBS	Aaa/AAA	83,006
29,043	5.50%, 6/1/35, MBS	Aaa/AAA	28,766,645
10,917	5.50%, 7/1/35, MBS	Aaa/AAA	10,813,323
7,090	5.50%, 5/1/37, MBS (e)	Aaa/AAA	7,012,450
11	5.594%, 2/1/18, FRN, MBS	Aaa/AAA	11,489
3,377	5.62%, 2/1/34, FRN, MBS	Aaa/AAA	3,437,550
3,691	6.00%, 8/1/36, MBS	Aaa/AAA	3,721,103
520	6.00%, 10/1/36, MBS	Aaa/AAA	523,802

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 15

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$ 33,900	6.00%, 5/1/37, MBS (e)	Aaa/AAA	$34,164,827
15	6.37%, 4/1/17, FRN, MBS	Aaa/AAA	15,187
9	6.626%, 8/25/18, CMO, FRN	Aaa/AAA	9,506
			340,312,203
	Freddie Mac–0.1%
2,000	4.50%, 3/15/16, CMO	Aaa/AAA	1,971,218
58	5.246%, 6/1/30, FRN, MBS	Aaa/AAA	58,405
13	5.625%, 12/1/18, FRN, MBS	Aaa/AAA	13,587
			2,043,210
	Government National Mortgage Association–0.3%
3,607	3.75%, 6/20/34, FRN, MBS	Aaa/AAA	3,596,822
29	5.375%, 1/20/22, FRN, MBS	Aaa/AAA	28,981
57	5.50%, 12/15/32, MBS	Aaa/AAA	56,915
39	5.50%, 1/15/33, MBS	Aaa/AAA	38,837
428	5.50%, 7/15/33, MBS	Aaa/AAA	426,092
115	5.50%, 9/15/33, MBS	Aaa/AAA	114,251
24	5.50%, 10/15/33, MBS	Aaa/AAA	23,820
68	5.50%, 11/15/33, MBS	Aaa/AAA	68,141
458	5.50%, 12/15/33, MBS	Aaa/AAA	456,205
69	5.50%, 1/15/34, MBS	Aaa/AAA	68,694
24	7.50%, 1/15/31, MBS	Aaa/AAA	24,757
54	7.50%, 8/15/31, MBS	Aaa/AAA	56,661
			4,960,176
	Other Government Agencies–5.2%
	Small Business Administration Participation Certificates,
1,438	4.504%, 2/1/14	NR/NR	1,401,790
53,500	5.32%, 1/1/27	Aaa/AAA	53,972,298
29,465	5.70%, 8/1/26	NR/AAA	30,252,622
			85,626,710
	Total U.S. Government Agency Securities (cost–$431,011,379)		432,942,299
SOVEREIGN DEBT OBLIGATIONS–4.4%
	Brazil–1.5%
	Federal Republic of Brazil,
9,770	8.00%, 1/15/18	Ba2/BB	11,113,375
200	8.875%, 4/15/24	Ba2/BB	264,800
BRL 7,650	10.25%, 1/10/28 (g)	NR/NR	4,149,631
$ 4,000	10.50%, 7/14/14	Ba2/BB	5,180,000
BRL 6,300	12.50%, 1/5/22 (g)	Ba2/BB	3,948,930
			24,656,736

16 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	France–1.9%
€ 25,000	France Government Bond, 4.00%, 4/25/55, OAT	Aaa/AAA	$32,043,235
	Mexico–0.5%
	United Mexican States, Ser. A,
$ 3,238	6.75%, 9/27/34	Baa1/BBB	3,618,465
4,000	8.00%, 9/24/22	Baa1/BBB	4,990,000
			8,608,465
	Russia–0.5%
7,194	Russian Federation, 7.50%, 3/31/30, VRN	Baa2/BBB+	8,187,235
	Total Sovereign Debt Obligations (cost–$68,988,070)		73,495,671
U.S. TREASURY BONDS & NOTES–3.2%
	U.S. Treasury Bonds & Notes,
4,000	3.625%, 7/15/09		3,921,876
12,000	6.00%, 2/15/26		13,628,448
31,100	6.25%, 8/15/23		35,869,496
	Total U.S. Treasury Bonds & Notes (cost–$53,422,624)		53,419,820
MORTGAGE-BACKED SECURITIES–2.8%
3,000	Chase Commercial Mortgage Securities Corp., 6.482%, 2/12/16, CMO, VRN (d)	Aaa/NR	3,123,791
21,473	Credit Suisse First Boston Mortgage Securities Corp., 6.25%, 12/18/35, CMO	Aaa/AAA	21,530,584
3,913	Downey Savings & Loan Assoc. Mortgage Loan Trust, 7.191%, 7/19/44, CMO, FRN	Aaa/AAA	3,965,746
8,240	Greenpoint Mortgage Funding Trust, 5.55%, 6/25/45, CMO, FRN	Aaa/AAA	8,260,608
36,086	Hilton Hotel Pool Trust, 0.605%, 10/3/15, CMO, IO, VRN (d)	Aaa/AA	778,580
2,323	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO (d)	B3/NR	1,777,347
635	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	664,416
6,137	Washington Mutual, Inc., 5.745%, 11/25/34, CMO, FRN	Aaa/AAA	6,163,670
	Total Mortgage-Backed Securities (cost–$46,543,115)		46,264,742
SENIOR LOANS (a)(b)(c)–2.1%
	Automotive–0.9%
13,865	Ford Motor Corp., 8.36%, 11/29/13, Term B		13,976,616
	Hertz Corp., Term B,
111	5.35%, 12/21/12		112,009
243	7.07%, 12/21/12		244,996
378	7.09%, 12/21/12		380,278
			14,713,899

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 17

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Consumer Products–0.2%
	Reynolds American, Inc.,
$ 1,645	7.104%, 5/31/12		$1,658,674
1,332	7.125%, 5/31/12		1,343,283
			3,001,957
	Entertainment–0.2%
2,992	MGM Studios, 8.614%, 4/8/12, Term B		2,999,224
	Healthcare & Hospitals–0.1%
1,995	HCA, Inc., 7.60%, 11/17/13, Term B		2,018,184
	Hotels/Gaming–0.3%
6,000	MGM Mirage, Inc., 6.43%, 10/3/11 (e)		5,925,000
	Multi-Media–0.1%
1,000	Metro-Goldwyn Mayer, Inc., 8.60%, 4/8/12, Term B1		1,002,266
	Paper/Paper Products–0.3%
	Georgia-Pacific Corp., Term B,
496	7.10%, 12/20/12		498,347
5,429	7.34%, 12/20/12		5,461,501
			5,959,848
	Total Senior Loans (cost–$35,430,388)		35,620,378
ASSET-BACKED SECURITIES–0.6%
172	FC CBO, 5.722%, 6/3/09, FRN (d)	A2/AA	172,250
	Green Tree Financial Corp.,
573	6.22%, 3/1/30	NR/BBB	580,401
6,795	6.53%, 2/1/31	NR/B−	6,307,351
1,971	Isles CBO Ltd., 6.18%, 10/27/10, FRN (d) (g)	Baa3/NR	1,939,232
34	IXIS Real Estate Capital Trust, 5.43%, 12/25/35, FRN	Aaa/AAA	33,883
	Keystone Owner Trust (d),
144	8.35%, 12/25/24	Ba2/NR	143,505
7	9.00%, 1/25/29	Ba2/NR	6,549
	Total Asset-Backed Securities (cost–$9,096,151)		9,183,171
MUNICIPAL BONDS–0.5%
	Michigan–0.5%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC) (cost–$8,505,556)	Aaa/AAA	8,937,408
PREFERRED STOCK–0.1%
Shares
	Financial Services–0.1%
56,000	Goldman Sachs Group, Inc., 6.107%, Ser. A, FRN (cost–$1,400,000)	A2/A	1,443,120

18 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value
RIGHTS (k)–0.0%
	Government–0.0%
250,000	Mexico Government International Bond, expires 6/30/07, Ser. E, VRN (cost–$0)		$1,850
SHORT-TERM INVESTMENTS–6.8%
Principal Amount (000)
	U.S. Treasury Bills (j)–1.7%
$ 28,565	4.84%-4.99%, 5/31/07-6/14/07 (cost–$28,396,708)		28,396,708
	Corporate Notes–1.4%
	Consumer Products–0.1%
700	Clorox Co., 5.48%, 12/14/07, FRN	A3/A−	700,519
	Financial Services–0.1%
300	Citigroup, Inc., 3.50%, 2/1/08	Aa1/AA	296,188
1,600	Goldman Sachs Group, Inc., 4.125%, 1/15/08	Aa3/AA−	1,587,520
			1,883,708
	Funeral Services–0.0%
400	Service Corp. International, 6.50%, 3/15/08	B1/BB−	405,308
	Hotels/Gaming–0.4%
2,000	MGM Mirage, Inc., 9.75%, 6/1/07	B1/B+	2,007,500
3,750	Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 5/1/07	Baa3/BBB−	3,750,000
			5,757,500
	Multi-Media–0.4%
5,050	CSC Holdings, Inc., 7.875%, 12/15/07, Ser. B	B2/B+	5,125,750
1,075	Historic TW, Inc., 7.48%, 1/15/08	Baa2/BBB+	1,086,393
1,000	Lenfest Communications, Inc., 7.625%, 2/15/08	Baa2/BBB+	1,015,251
			7,227,394
	Oil & Gas–0.1%
2,000	Southern Natural Gas Co., 6.70%, 10/1/07	Baa3/BB	2,010,000
	Telecommunications–0.2%
€ 840	France Telecom S.A., 6.75%, 3/14/08	A3/A−	1,169,003
$ 600	Verizon Global Funding Corp., 4.00%, 1/15/08	A3/A	594,776
1,700	Vodafone Group PLC, 5.41%, 6/29/07, FRN	A3/A−	1,700,075
			3,463,854
	Utilities–0.1%
1,000	Carolina Power & Light Co., 6.65%, 4/1/08, Ser. D	Baa1/BBB	1,011,579
900	System Energy Resources, Inc., 4.875%, 10/1/07	Baa3/BBB	897,065
			1,908,644
	Total Corporate Notes (cost–$23,265,095)		23,356,927

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 19

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Value
	Repurchase Agreements–3.7%
$ 57,000	Credit Suisse First Boston, dated 4/30/07, 5.05%, due 5/1/07, proceeds $57,007,996; collateralized by U.S. Treasury Note, 5.125%, due 5/15/16, valued at $58,416,211 including accrued interest	$57,000,000
4,667	State Street Bank & Trust Co., dated 4/30/07, 4.90%, due 5/1/07, proceeds $4,667,635; collateralized by Fannie Mae, 6.00%, due 5/15/08, valued at $4,761,569 including accrued interest	4,667,000
	Total Repurchase Agreements (cost–$61,667,000)	61,667,000
	Total Short-Term Investments (cost–$113,328,803)	113,420,635
OPTIONS PURCHASED (k)–0.5%

Contracts/ Notional Amount
	Call Options (b)–0.4%
	2-Year Interest Rate Swap (OTC), Pay 3-Month LIBOR Floating Rate Index,
£ 256,000,000	strike rate 5.00%, expires 6/15/07	128
£ 1,184,000,000	strike rate 5.30%, expires 3/14/08	2,909,861
AUD 100,000,000	U.S. Dollar versus Australian Dollar (OTC), strike price $96.25, expires 1/23/08	1,957,603
	U.S. Dollar versus Japanese Yen (OTC),
$ 10,200,000	strike price $104, expires 3/17/10	601,066
5,000,000	strike price $105.20, expires 3/31/10	260,555
20,000,000	strike price $105.40, expires 3/31/10	1,022,020
		6,751,233
	Put Options–0.1%
	Fannie Mae (OTC) (b),
48,000,000	strike price $86.50, expires 6/5/07	48
173,000,000	strike price $89.25, expires 6/5/07	173
	Financial Future Euro–90 day (CME),
1,877	strike price $90.50, expires 9/17/07	5
3,417	strike price $91.25, expires 6/18/07	9
7,370	strike price $91.50, expires 12/17/07	18
150	strike price $92.25, expires 6/16/08	—
3,500	strike price $92.75, expires 3/17/08	9
1,518	strike price $93, expires 3/17/08	4
7,500	strike price $93.25, expires 3/17/08	19

20 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Contracts/ Notional Amount		Credit Rating (Moody’s/S&P)	Value
	U.S. Dollar versus Japanese Yen (OTC) (b),
$10,200,000	strike price $104, expires 3/17/10		$328,970
5,000,000	strike price $105.20, expires 3/31/10		181,400
20,000,000	strike price $105.40, expires 3/31/10		737,760
			1,248,415
	Total Options Purchased (cost–$10,185,525)		7,999,648

	Total Investments before options written
	(cost–$1,616,720,558)–98.0%		1,627,919,927
OPTIONS WRITTEN (k)–(0.1)%
	Call Options–(0.1)%
£ 64,000,000	8-Year Interest Rate Swap (OTC), Pay 3-Month LIBOR Floating Rate Index, strike rate 4.85%, expires 6/15/07		(279)
£296,000,000	10-Year Interest Rate Swap (OTC), Pay 3-Month LIBOR Floating Rate Index, strike rate 4.85%, expires 3/14/08		(2,098,102)
	Total Options Written (premiums received–$6,177,543)		(2,098,381)
	Total Investments net of options written (cost–$1,610,543,015)	97.9%	1,625,821,546
	Other assets less liabilities	2.1	34,938,403
	Net Assets	100.0%	$1,660,759,949

See accompanying Notes to Financial Statements | 4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 21

Fixed Income SHares—Series H
Schedule of Investments
April 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS–70.3%
	Alabama–3.3%
$100	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., 5.50%, 1/1/43 (e)	NR/NR	$99,065
	Arizona–6.8%
100	Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	100,884
100	Pima Cnty. Industrial Dev. Auth. Rev., 6.375%, 6/1/36	NR/NR	105,016
			205,900
	California–3.3%
100	Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47, Ser. A-1	Baa3/BBB	100,191
	Colorado–3.3%
100	Health Facs. Auth. Rev., Volunteers of America, 5.25%, 7/1/27 (e)	NR/NR	100,256
	Iowa–6.7%
100	Coralville, Tax Allocation, 5.00%, 6/1/47, Ser. C (e)	Baa1/BAA1	100,232
100	Finance Auth. Rev., 5.50%, 11/15/37 (e)	NR/NR	102,407
			202,639
	Kansas–3.3%
100	Manhattan Rev., 5.125%, 5/15/42 (e)	NR/NR	99,675
	Maryland–3.4%
100	Health & Higher Educational Facs. Auth. Rev., 5.30%, 1/1/37	NR/NR	102,501
	Michigan–10.1%
100	Kalamazoo Economic Dev. Corp. Rev., 5.50%, 5/15/36 (e)	NR/NR	102,320
100	Meridian Economic Dev. Corp. Rev., 5.25%, 7/1/26	NR/NR	100,594
100	State Housing Dev. Auth. Rev., 4.85%, 10/1/37, Ser. B (FSA)	Aaa/AAA	100,361
			303,275
	Minnesota–10.0%
100	Eveleth Rev., 5.20%, 10/1/27	NR/NR	100,381
100	Rochester Rev., 5.30%, 4/1/37, Ser. A (e)	NR/NR	100,444
100	St. Paul Housing and Redev. Auth. Rev., 5.375%, 5/1/43	NR/NR	100,289
			301,114
	Missouri–3.3%
100	St. Louis Industrial Dev. Auth. Rev., 4.875%, 3/1/32	A2/A	100,185
	New York–3.4%
100	Seneca Nation Indians Capital Improvements Auth. Rev., 5.00%, 12/1/23, Ser. A (d)	NR/BB	101,428
	Tennessee–3.3%
100	Blount Cnty. Health & Educational Facs. Board Rev., 5.125%, 4/1/23, Ser. A (e)	NR/NR	99,941

22 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series H
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Texas–3.4%
$100	Mission Economic Dev. Corp. Rev., 5.20%, 4/1/18	B2/B+	$100,857
	Wisconsin–6.7%
100	Health & Educational Facs. Auth. Rev., Franciscan Sisters Healthcare, 5.00%, 9/1/33	NR/BBB+	100,394
100	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	100,513
			200,907
	Total Municipal Bonds (cost–$2,106,379)		2,117,934
VARIABLE RATE DEMAND NOTES (l)–29.9%
	Illinois–15.0%
450	Health Facs. Auth. Rev., Univ. of Chicago Hospital, 4.02%, 5/1/07, VRN (MBIA)	VMIG1/A-1+	450,000
	Missouri–14.9%
450	Dev. Finance Board Rev., 4.02%, 5/1/07, Ser. A, VRN	VMIG1/A-1+	450,000
	Total Variable Rate Demand Notes (cost–$900,000)		900,000
EXCHANGE TRADED FUNDS–26.1%
Shares
787,256	SSgA Tax Free Money Market Fund (cost–$787,256)		787,256
	Total Investments (cost–$3,793,635)	126.3%	3,805,190
	Liabilities in excess of other assets	(26.3)	(793,015)
	Net Assets	100.0%	$3,012,175

See accompanying Notes to Financial Statements | 4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 23

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES–148.1%
	Fannie Mae–99.0%
$ 864	3.85%, 10/1/08	Aaa/AAA	$851,192
3,695	4.00%, 11/25/19, CMO	Aaa/AAA	3,420,713
7,931	4.01%, 1/1/34, FRN, MBS	Aaa/AAA	7,875,825
300	4.50%, 11/25/14, CMO	Aaa/AAA	297,563
50,000	4.50%, 5/1/22, MBS (e)	Aaa/AAA	48,406,250
28,371	4.50%, 1/25/25, CMO	Aaa/AAA	28,032,031
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	7,804,583
627	4.529%, 12/1/34, FRN, MBS	Aaa/AAA	623,384
943	4.595%, 10/1/34, FRN, MBS	Aaa/AAA	934,665
99	4.778%, 9/1/32, FRN, MBS	Aaa/AAA	100,252
732	4.779%, 9/1/32, FRN, MBS	Aaa/AAA	742,616
1,276	4.856%, 4/1/35, FRN, MBS	Aaa/AAA	1,275,575
568	4.874%, 1/1/33, FRN, MBS	Aaa/AAA	565,974
1,024	4.966%, 2/1/33, FRN, MBS	Aaa/AAA	1,022,265
2,170	5.00%, 9/25/14, CMO	Aaa/AAA	2,161,152
200	5.00%, 1/25/16, CMO	Aaa/AAA	198,898
2,511	5.00%, 1/1/19, MBS	Aaa/AAA	2,482,237
11,406	5.00%, 6/1/19, MBS	Aaa/AAA	11,264,479
3,073	5.00%, 7/1/19, MBS	Aaa/AAA	3,035,097
7,041	5.00%, 8/1/19, MBS	Aaa/AAA	6,953,471
8,466	5.00%, 9/1/19, MBS	Aaa/AAA	8,364,979
3,221	5.00%, 10/1/19, MBS	Aaa/AAA	3,181,418
3,305	5.00%, 11/1/19, MBS	Aaa/AAA	3,264,048
3,367	5.00%, 12/1/19, MBS	Aaa/AAA	3,324,795
6,492	5.00%, 1/1/20, MBS	Aaa/AAA	6,411,062
3,327	5.00%, 2/1/20, MBS	Aaa/AAA	3,283,050
298	5.00%, 3/1/20, MBS	Aaa/AAA	294,040
707	5.00%, 4/1/20, MBS	Aaa/AAA	697,835
2,345	5.00%, 5/1/20, MBS	Aaa/AAA	2,313,634
1,576	5.00%, 6/1/20, MBS	Aaa/AAA	1,555,133
28,793	5.00%, 7/1/20, MBS	Aaa/AAA	28,409,673
45,436	5.00%, 8/1/20, MBS	Aaa/AAA	44,831,637
26,126	5.00%, 9/1/20, MBS	Aaa/AAA	25,778,148
12,146	5.00%, 10/1/20, MBS	Aaa/AAA	11,984,261
3,231	5.00%, 11/1/20, MBS	Aaa/AAA	3,188,069
355	5.00%, 12/1/20, MBS	Aaa/AAA	350,750
2,072	5.00%, 1/1/21, MBS	Aaa/AAA	2,044,849
4,328	5.00%, 2/1/21, MBS	Aaa/AAA	4,270,332
326	5.00%, 2/1/22, MBS	Aaa/AAA	321,564
339,500	5.00%, 5/1/22, MBS (e)	Aaa/AAA	334,725,951
—(h)	5.00%, 11/1/33, MBS	Aaa/AAA	51
787	5.00%, 9/1/35, MBS	Aaa/AAA	761,740

24 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Fannie Mae (continued)
$269,925	5.00%, 10/1/35, MBS	Aaa/AAA	$261,125,571
113,641	5.00%, 2/1/36, MBS	Aaa/AAA	109,936,255
1,003	5.095%, 12/1/32, FRN, MBS	Aaa/AAA	1,024,241
3,947	5.20%, 4/1/28, MBS	Aaa/AAA	3,887,803
1,378	5.445%, 5/1/33, FRN, MBS	Aaa/AAA	1,410,912
144	5.50%, 4/1/16, MBS	Aaa/AAA	145,108
19	5.50%, 7/1/20, MBS	Aaa/AAA	19,013
2,036	5.50%, 1/1/21, MBS	Aaa/AAA	2,040,006
2,416	5.50%, 2/1/21, MBS	Aaa/AAA	2,419,931
894	5.50%, 3/1/21, MBS	Aaa/AAA	895,760
275	5.50%, 4/1/21, MBS	Aaa/AAA	275,719
986	5.50%, 5/1/21, MBS	Aaa/AAA	987,592
1,480	5.50%, 6/1/21, MBS	Aaa/AAA	1,482,133
2,424	5.50%, 7/1/21, MBS	Aaa/AAA	2,427,847
6,735	5.50%, 8/1/21, MBS	Aaa/AAA	6,746,387
7,529	5.50%, 10/1/21, MBS	Aaa/AAA	7,541,889
14,463	5.50%, 11/1/21, MBS	Aaa/AAA	14,487,683
1,267	5.50%, 12/1/21, MBS	Aaa/AAA	1,268,922
21,696	5.50%, 1/1/22, MBS	Aaa/AAA	21,732,952
17,366	5.50%, 2/1/22, MBS	Aaa/AAA	17,395,849
2,718	5.50%, 3/1/22, MBS	Aaa/AAA	2,722,857
4,988	5.50%, 4/1/22, MBS	Aaa/AAA	4,996,352
1,407	5.50%, 5/1/22, MBS (g)	Aaa/AAA	1,410,388
4,300	5.50%, 5/1/22, MBS	Aaa/AAA	4,307,314
36,000	5.50%, 5/1/22, MBS (e)	Aaa/AAA	36,056,232
1,184	5.50%, 2/25/24, CMO	Aaa/AAA	1,186,875
1,053	5.50%, 10/1/32, MBS	Aaa/AAA	1,044,869
1,625	5.50%, 11/1/32, MBS	Aaa/AAA	1,611,900
129	5.50%, 12/1/32, MBS	Aaa/AAA	128,231
2,951	5.50%, 1/1/33, MBS	Aaa/AAA	2,927,112
3,136	5.50%, 2/1/33, MBS	Aaa/AAA	3,110,746
378	5.50%, 3/1/33, MBS	Aaa/AAA	374,662
220	5.50%, 4/1/33, MBS	Aaa/AAA	217,712
1,513	5.50%, 5/1/33, MBS	Aaa/AAA	1,500,814
980	5.50%, 6/1/33, MBS	Aaa/AAA	972,339
177	5.50%, 7/1/33, MBS	Aaa/AAA	175,867
602	5.50%, 8/1/33, MBS	Aaa/AAA	596,864
3,522	5.50%, 9/1/33, MBS	Aaa/AAA	3,492,813
64	5.50%, 10/1/33, MBS	Aaa/AAA	63,771
66	5.50%, 11/1/33, MBS	Aaa/AAA	65,431
4,189	5.50%, 12/1/33, MBS	Aaa/AAA	4,154,648
7,806	5.50%, 1/1/34, MBS	Aaa/AAA	7,742,599
343	5.50%, 2/1/34, MBS	Aaa/AAA	340,687

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 25

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Fannie Mae (continued)
$ 417	5.50%, 3/1/34, MBS	Aaa/AAA	$413,277
23	5.50%, 4/1/34, MBS	Aaa/AAA	22,335
1,038	5.50%, 5/1/34, MBS	Aaa/AAA	1,028,880
523	5.50%, 1/1/35, MBS	Aaa/AAA	518,747
721	5.50%, 4/1/35, MBS	Aaa/AAA	713,996
709	5.50%, 5/1/35, MBS	Aaa/AAA	702,456
1,136	5.50%, 6/1/35, MBS	Aaa/AAA	1,125,303
769	5.50%, 7/1/35, MBS	Aaa/AAA	761,829
593	5.50%, 12/1/35, MBS	Aaa/AAA	587,644
9,815	5.50%, 1/1/36, MBS	Aaa/AAA	9,721,708
9,156	5.50%, 2/1/36, MBS	Aaa/AAA	9,060,873
14,373	5.50%, 3/1/36, MBS	Aaa/AAA	14,222,918
9,863	5.50%, 4/1/36, MBS	Aaa/AAA	9,767,984
4,026	5.50%, 6/1/36, MBS	Aaa/AAA	3,984,090
332	5.50%, 7/1/36, MBS	Aaa/AAA	328,667
37,000	5.50%, 5/1/37, MBS (e)	Aaa/AAA	36,595,294
109	5.628%, 5/1/18, FRN, MBS	Aaa/AAA	111,114
141	5.631%, 1/1/18, FRN, MBS	Aaa/AAA	142,621
2,220	5.634%, 1/1/20, FRN, MBS	Aaa/AAA	2,261,968
84	5.64%, 6/1/20, FRN, MBS	Aaa/AAA	85,040
95	5.642%, 5/1/17, FRN, MBS	Aaa/AAA	95,495
29	5.72%, 3/25/09, CMO, FRN	Aaa/AAA	28,882
127	5.794%, 8/25/21, CMO, FRN	Aaa/AAA	128,409
6,149	5.823%, 11/1/35, FRN, MBS	Aaa/AAA	6,148,979
1,427	5.828%, 9/1/35, FRN, MBS	Aaa/AAA	1,454,104
14	6.00%, 3/25/31, CMO	Aaa/AAA	14,085
599	6.00%, 12/1/31, MBS	Aaa/AAA	608,301
22	6.00%, 1/1/33, MBS	Aaa/AAA	21,799
19	6.00%, 3/1/34, MBS	Aaa/AAA	19,229
33	6.00%, 7/1/34, MBS	Aaa/AAA	33,921
2	6.00%, 9/1/34, MBS	Aaa/AAA	2,272
681	6.00%, 10/1/34, MBS	Aaa/AAA	688,063
153	6.00%, 2/1/35, MBS	Aaa/AAA	154,335
130	6.00%, 5/1/35, MBS	Aaa/AAA	130,913
140	6.00%, 11/1/35, MBS	Aaa/AAA	141,015
927	6.00%, 12/1/35, MBS	Aaa/AAA	934,735
43,049	6.00%, 1/1/36, MBS	Aaa/AAA	43,408,072
8,163	6.00%, 2/1/36, MBS	Aaa/AAA	8,231,676
8,902	6.00%, 3/1/36, MBS	Aaa/AAA	8,974,508
2,887	6.00%, 5/1/36, MBS	Aaa/AAA	2,911,970
7,506	6.00%, 6/1/36, MBS	Aaa/AAA	7,567,160
6,596	6.00%, 7/1/36, MBS	Aaa/AAA	6,649,364
10,479	6.00%, 8/1/36, MBS	Aaa/AAA	10,564,136

26 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Fannie Mae (continued)
$ 1,257	6.00%, 9/1/36, MBS	Aaa/AAA	$1,267,021
20,141	6.00%, 10/1/36, MBS	Aaa/AAA	20,303,948
692	6.00%, 11/1/36, MBS	Aaa/AAA	697,821
2,107	6.00%, 12/1/36, MBS	Aaa/AAA	2,124,411
2,247	6.00%, 1/1/37, MBS	Aaa/AAA	2,265,065
712	6.00%, 3/1/37, MBS	Aaa/AAA	717,419
88,500	6.00%, 5/1/37, MBS (e)	Aaa/AAA	89,163,750
44	6.021%, 5/25/42, CMO, FRN	Aaa/AAA	44,689
188	6.144%, 12/25/08, CMO, FRN	Aaa/AAA	189,597
2	6.50%, 2/25/09, CMO	Aaa/AAA	1,942
4	6.50%, 4/1/24, MBS	Aaa/AAA	4,411
6	6.50%, 1/1/26, MBS	Aaa/AAA	5,940
317	6.50%, 7/18/27, CMO	Aaa/AAA	327,409
214	6.50%, 1/1/29, MBS	Aaa/AAA	220,989
201	6.50%, 2/1/32, MBS	Aaa/AAA	207,072
7	6.50%, 3/1/32, MBS	Aaa/AAA	7,281
206	6.50%, 10/1/33, MBS	Aaa/AAA	211,786
189,000	6.50%, 5/1/37, MBS (e)	Aaa/AAA	192,994,410
71	6.628%, 11/1/32, FRN, MBS	Aaa/AAA	71,409
445	6.701%, 5/1/34, FRN, MBS	Aaa/AAA	448,892
184	6.788%, 9/1/27, FRN, MBS	Aaa/AAA	185,346
1,210	6.866%, 1/1/22, FRN, MBS	Aaa/AAA	1,234,400
1,242	6.932%, 5/1/28, FRN, MBS	Aaa/AAA	1,261,683
25	7.00%, 3/25/31, CMO	Aaa/AAA	25,077
135	7.01%, 8/1/22, MBS	Aaa/AAA	139,421
62	7.01%, 11/1/22, MBS	Aaa/AAA	64,924
46	7.147%, 3/25/41, CMO, FRN	Aaa/AAA	47,222
106	7.286%, 10/1/32, FRN, MBS	Aaa/AAA	106,650
2,037	7.345%, 1/1/33, FRN, MBS	Aaa/AAA	2,053,464
29	7.50%, 9/1/30, MBS	Aaa/AAA	30,420
27	7.50%, 12/1/30, MBS	Aaa/AAA	28,445
3	7.50%, 7/1/31, MBS	Aaa/AAA	2,900
68	7.50%, 8/1/31, MBS	Aaa/AAA	71,192
84	7.50%, 11/1/31, MBS	Aaa/AAA	88,093
12	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	11,853
469	11.00%, 7/15/20, MBS	Aaa/AAA	531,490
			1,662,083,906
	Freddie Mac–29.6%
1,331	3.532%, 5/1/34, FRN, MBS	Aaa/AAA	1,303,099
4,785	3.60%, 12/5/08	Aaa/AAA	4,690,831
900	4.00%, 10/15/09	Aaa/AAA	882,148
1,338	4.00%, 12/15/17, CMO	Aaa/AAA	1,335,227
45	4.50%, 5/15/18, CMO	Aaa/AAA	43,014

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 27

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Freddie Mac (continued)
$ 13,913	4.942%, 6/1/35, FRN, MBS	Aaa/AAA	$13,907,125
37,000	5.00%, 1/15/25, CMO	Aaa/AAA	35,776,739
12,000	5.00%, 2/15/25, CMO	Aaa/AAA	11,612,611
70	5.00%, 7/1/34, MBS	Aaa/AAA	67,536
51	5.00%, 4/1/35, MBS	Aaa/AAA	49,287
809	5.00%, 9/1/35, MBS	Aaa/AAA	782,965
45	5.00%, 12/1/35, MBS	Aaa/AAA	43,667
928	5.00%, 12/1/36, MBS	Aaa/AAA	896,990
139,000	5.00%, 5/1/37, MBS (e)	Aaa/AAA	134,352,118
1,193	5.045%, 10/1/32, FRN, MBS	Aaa/AAA	1,217,997
104	5.082%, 8/1/32, FRN, MBS	Aaa/AAA	106,502
951	5.094%, 10/1/32, FRN, MBS	Aaa/AAA	953,470
75	5.481%, 7/1/32, FRN, MBS	Aaa/AAA	75,849
423	5.50%, 1/1/35, MBS	Aaa/AAA	419,224
959	5.50%, 6/1/35, MBS	Aaa/AAA	950,181
202,000	5.50%, 5/1/37, MBS (e)	Aaa/AAA	199,790,524
282	5.661%, 8/1/32, FRN, MBS	Aaa/AAA	283,084
10,206	5.72%, 8/15/32, CMO, FRN	Aaa/AAA	10,300,208
655	5.77%, 9/15/16, CMO, FRN	Aaa/AAA	643,295
184	5.77%, 8/15/29, CMO, FRN	Aaa/AAA	185,371
123	5.77%, 12/15/31, CMO, FRN	Aaa/AAA	121,760
32	5.82%, 9/15/30, CMO, FRN	Aaa/AAA	31,630
46	5.87%, 3/15/32, CMO, FRN	Aaa/AAA	46,524
790	5.92%, 5/15/29, CMO, FRN	Aaa/AAA	793,147
52	6.00%, 7/1/08, MBS	Aaa/AAA	52,212
172	6.00%, 8/15/16, CMO	Aaa/AAA	174,987
1,499	6.00%, 4/1/17, MBS	Aaa/AAA	1,526,449
155	6.00%, 5/1/17, MBS	Aaa/AAA	158,131
189	6.00%, 6/1/17, MBS	Aaa/AAA	192,438
379	6.00%, 7/1/17, MBS	Aaa/AAA	386,163
3,300	6.00%, 12/15/28, CMO	Aaa/AAA	3,337,750
117	6.025%, 3/15/20, CMO, FRN	Aaa/AAA	116,929
223	6.025%, 2/15/24, CMO, FRN	Aaa/AAA	223,697
24	6.075%, 10/15/19, CMO, FRN	Aaa/AAA	24,371
321	6.325%, 12/15/13, CMO, FRN	Aaa/AAA	326,926
264	6.50%, 8/15/16, CMO	Aaa/AAA	271,553
55	6.50%, 12/15/23, CMO	Aaa/AAA	56,313
64,000	6.50%, 5/1/37, MBS (e)	Aaa/AAA	65,379,968
198	6.525%, 9/15/22, CMO, FRN	Aaa/AAA	197,767
53	6.725%, 8/15/23, CMO, FRN	Aaa/AAA	54,519
40	7.00%, 4/1/29, MBS	Aaa/AAA	42,219
3	7.00%, 12/1/29, MBS	Aaa/AAA	3,066
—(h)	7.00%, 1/1/30, MBS	Aaa/AAA	321

28 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Freddie Mac (continued)
$ 16	7.00%, 2/1/30, MBS	Aaa/AAA	$16,893
46	7.00%, 3/1/30, MBS	Aaa/AAA	47,726
2	7.00%, 6/1/30, MBS	Aaa/AAA	2,411
67	7.096%, 1/1/33, FRN, MBS	Aaa/AAA	68,223
117	7.099%, 8/1/29, FRN, MBS	Aaa/AAA	119,013
489	7.158%, 2/1/33, FRN, MBS	Aaa/AAA	494,543
544	7.164%, 2/1/29, FRN, MBS	Aaa/AAA	549,639
75	7.198%, 7/1/29, FRN, MBS	Aaa/AAA	76,153
287	7.209%, 4/1/32, FRN, MBS	Aaa/AAA	291,231
700	7.225%, 3/1/32, FRN, MBS	Aaa/AAA	707,061
201	7.301%, 1/1/32, FRN, MBS	Aaa/AAA	202,716
308	7.50%, 8/15/30, CMO	Aaa/AAA	312,893
107	7.561%, 8/1/32, FRN, MBS	Aaa/AAA	107,793
			497,184,197
	Government National Mortgage Association–17.2%
31	4.75%, 3/20/30, FRN, MBS	Aaa/AAA	30,781
150	5.00%, 2/20/29, CMO	Aaa/AAA	149,396
783	5.25%, 1/20/28, FRN, MBS	Aaa/AAA	791,550
80	5.25%, 2/20/28, FRN, MBS	Aaa/AAA	81,156
223	5.25%, 1/20/30, FRN, MBS	Aaa/AAA	225,765
390	5.375%, 3/20/17, FRN, MBS	Aaa/AAA	393,068
12	5.375%, 1/20/18, FRN, MBS	Aaa/AAA	11,966
102	5.375%, 5/20/18, FRN, MBS	Aaa/AAA	102,536
92	5.375%, 4/20/19, FRN, MBS	Aaa/AAA	93,180
19	5.375%, 5/20/19, FRN, MBS	Aaa/AAA	19,243
23	5.375%, 6/20/21, FRN, MBS	Aaa/AAA	23,117
46	5.375%, 1/20/22, FRN, MBS	Aaa/AAA	46,238
978	5.375%, 2/20/22, FRN, MBS	Aaa/AAA	989,722
49	5.375%, 4/20/22, FRN, MBS	Aaa/AAA	49,767
28	5.375%, 5/20/22, FRN, MBS	Aaa/AAA	27,902
44	5.375%, 2/20/23, FRN, MBS	Aaa/AAA	45,059
42	5.375%, 3/20/23, FRN, MBS	Aaa/AAA	42,311
43	5.375%, 4/20/23, FRN, MBS	Aaa/AAA	44,002
236	5.375%, 4/20/24, FRN, MBS	Aaa/AAA	239,116
15	5.375%, 5/20/24, FRN, MBS	Aaa/AAA	15,381
6	5.375%, 4/20/25, FRN, MBS	Aaa/AAA	5,780
16	5.375%, 5/20/25, FRN, MBS	Aaa/AAA	16,416
35	5.375%, 6/20/25, FRN, MBS	Aaa/AAA	35,799
21	5.375%, 1/20/26, FRN, MBS	Aaa/AAA	20,930
23	5.375%, 6/20/26, FRN, MBS	Aaa/AAA	23,585
12	5.375%, 1/20/27, FRN, MBS	Aaa/AAA	11,656
118	5.375%, 2/20/27, FRN, MBS	Aaa/AAA	119,787
30	5.375%, 4/20/27, FRN, MBS	Aaa/AAA	30,095

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 29

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Government National Mortgage Association (continued)
$ 41	5.375%, 6/20/27, FRN, MBS	Aaa/AAA	$41,091
46	5.375%, 2/20/28, FRN, MBS	Aaa/AAA	46,143
124	5.375%, 3/20/28, FRN, MBS	Aaa/AAA	125,146
56	5.375%, 4/20/28, FRN, MBS	Aaa/AAA	56,381
45	5.375%, 4/20/29, FRN, MBS	Aaa/AAA	45,030
100	5.375%, 6/20/29, FRN, MBS	Aaa/AAA	100,705
51	5.375%, 5/20/30, FRN, MBS	Aaa/AAA	51,176
72	5.375%, 5/20/32, FRN, MBS	Aaa/AAA	72,856
106	5.375%, 6/20/32, FRN, MBS	Aaa/AAA	106,938
114	5.50%, 8/20/28, FRN, MBS	Aaa/AAA	115,525
450	5.50%, 6/15/29, MBS	Aaa/AAA	449,055
60	5.50%, 7/20/29, FRN, MBS	Aaa/AAA	60,742
120	5.50%, 3/20/31, FRN, MBS	Aaa/AAA	122,145
98	5.50%, 3/20/32, FRN, MBS	Aaa/AAA	99,422
309	5.50%, 12/15/32, MBS	Aaa/AAA	307,763
1,611	5.50%, 1/15/34, MBS	Aaa/AAA	1,603,994
1,228	5.50%, 3/15/34, MBS	Aaa/AAA	1,222,760
33	5.50%, 4/15/34, MBS	Aaa/AAA	32,487
1,599	5.50%, 12/15/34, MBS	Aaa/AAA	1,592,412
315	5.50%, 2/15/35, MBS	Aaa/AAA	313,506
2,137	5.50%, 3/15/35, MBS	Aaa/AAA	2,127,166
1,384	5.50%, 6/15/35, MBS	Aaa/AAA	1,378,006
308	5.50%, 7/15/35, MBS	Aaa/AAA	306,871
753	5.50%, 8/15/35, MBS	Aaa/AAA	749,615
6,836	5.50%, 9/15/35, MBS	Aaa/AAA	6,805,951
16,805	5.50%, 10/15/35, MBS	Aaa/AAA	16,733,387
2,873	5.50%, 11/15/35, MBS	Aaa/AAA	2,860,100
1,625	5.50%, 12/15/35, MBS	Aaa/AAA	1,617,640
2,389	5.50%, 1/15/36, MBS	Aaa/AAA	2,376,983
1,868	5.50%, 2/15/36, MBS	Aaa/AAA	1,858,577
6,101	5.50%, 3/15/36, MBS	Aaa/AAA	6,071,120
1,100	5.50%, 4/15/36, MBS	Aaa/AAA	1,095,014
374	5.50%, 5/15/36, MBS	Aaa/AAA	372,077
84,000	5.50%, 5/1/37, MBS (e)	Aaa/AAA	83,553,792
63	5.67%, 6/20/32, CMO, FRN	Aaa/AAA	63,503
14	5.75%, 8/20/17, FRN, MBS	Aaa/AAA	13,867
14	5.75%, 7/20/20, FRN, MBS	Aaa/AAA	14,052
8	5.75%, 7/20/21, FRN, MBS	Aaa/AAA	8,094
16	5.75%, 8/20/21, FRN, MBS	Aaa/AAA	16,057
28	5.75%, 9/20/21, FRN, MBS	Aaa/AAA	28,684
1,972	5.75%, 8/20/23, FRN, MBS	Aaa/AAA	1,991,342
83	5.75%, 8/20/25, FRN, MBS	Aaa/AAA	84,662
20	5.75%, 9/20/25, FRN, MBS	Aaa/AAA	19,987

30 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Government National Mortgage Association (continued)
$ 13	5.75%, 8/20/26, FRN, MBS	Aaa/AAA	$13,607
11	5.75%, 7/20/27, FRN, MBS	Aaa/AAA	11,211
14	5.75%, 9/20/27, FRN, MBS	Aaa/AAA	14,534
90	5.875%, 6/20/22, FRN, MBS	Aaa/AAA	91,022
1,761	5.875%, 10/20/27, CMO, FRN	Aaa/AAA	1,775,909
22	6.00%, 3/20/13, CMO	Aaa/AAA	22,090
48,789	6.00%, 7/20/32, CMO	Aaa/AAA	49,443,474
68	6.00%, 3/15/33, MBS	Aaa/AAA	69,689
639	6.00%, 6/15/36, MBS	Aaa/AAA	647,901
827	6.00%, 7/15/36, MBS	Aaa/AAA	838,593
94,000	6.00%, 5/1/37, MBS (e)	Aaa/AAA	95,292,500
174	6.125%, 11/20/23, FRN, MBS	Aaa/AAA	176,147
16	6.125%, 10/20/25, FRN, MBS	Aaa/AAA	16,767
12	6.125%, 11/20/25, FRN, MBS	Aaa/AAA	11,766
13	6.125%, 10/20/26, FRN, MBS	Aaa/AAA	13,511
31	6.125%, 10/20/27, FRN, MBS	Aaa/AAA	31,839
7	6.375%, 8/20/18, FRN, MBS	Aaa/AAA	7,276
4	6.50%, 5/15/23, MBS	Aaa/AAA	3,745
2	6.50%, 8/15/23, MBS	Aaa/AAA	2,545
1	6.50%, 12/15/23, MBS	Aaa/AAA	667
			288,881,921
	Other Government Agencies–2.3%
35,621	Small Business Administration Participation Certificates, 5.23%, 3/1/27	Aaa/AAA	35,762,244
2,209	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	NR/NR	2,263,361
			38,025,605
	Total U.S. Government Agency Securities (cost–$2,479,977,568)		2,486,175,629
MORTGAGE-BACKED SECURITIES–12.9%
6,836	Adjustable Rate Mortgage Trust, 4.586%, 5/25/35, CMO, VRN	Aaa/AAA	6,752,027
3,805	Banc of America Funding Corp., 4.62%, 2/20/36, CMO, FRN	NR/AAA	3,773,794
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
488	4.623%, 1/25/34	Aaa/AAA	489,727
140	4.649%, 1/25/35	Aaa/AAA	138,188
672	4.97%, 2/25/34	Aaa/AAA	671,185
	Bear Stearns Alt-A Trust, CMO, VRN,
9,242	4.773%, 6/25/34	Aaa/AA+	9,284,098
337	5.393%, 5/25/35	Aaa/AAA	337,478
60	Bear Stearns Mortgage Securities, Inc., 6.648%, 3/25/31, CMO, VRN	Aaa/NR	61,160
11,197	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (d)	Aaa/NR	11,277,182
1,724	Citigroup Mortgage Loan Trust, Inc., 4.70%, 12/25/35, CMO, FRN	Aaa/AAA	1,706,411

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 31

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$ 3,505	Commercial Capital Access One, Inc., 7.706%, 11/15/28, CMO, VRN (d)	NR/NR	$3,618,160
	Commercial Mortgage, pass through certificates, CMO (d),
7,000	5.362%, 2/5/19	NR/AAA	7,048,649
2,000	5.665%, 2/5/19, VRN	NR/AA	2,028,063
	Countrywide Alternative Loan Trust, CMO, FRN,
10,475	5.54%, 5/25/35	Aaa/AAA	10,489,925
7,703	5.58%, 12/25/35	Aaa/AAA	7,708,358
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO, FRN,
97	5.59%, 2/25/35	Aaa/AAA	97,521
2,973	5.63%, 3/25/35	Aaa/AAA	2,977,239
3,889	5.64%, 3/25/35	Aaa/AAA	3,900,382
2,006	5.71%, 2/25/35	Aaa/AAA	2,015,383
1,176	6.184%, 4/25/35 (g)	Aaa/AAA	1,183,138
53	Credit-Suisse First Boston Mortgage Securities Corp.,
	5.595%, 3/25/32, CMO, FRN (d)	Aaa/AAA	52,510
12,181	First Horizon Asset Securities, Inc., 5.72%, 11/25/33, CMO, FRN	NR/AAA	12,195,489
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (d)	NR/BBB	888,215
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (d)	NR/AAA	1,578,651
906	GSR Mortgage Loan Trust, 4.596%, 4/25/35, CMO, VRN	Aaa/AAA	898,777
	Harborview Mortgage Loan Trust, CMO, FRN,
8,170	5.51%, 2/19/46	Aaa/AAA	8,165,844
7,606	5.54%, 5/19/35	Aaa/AAA	7,618,348
36,086	Hilton Hotel Pool Trust, 0.605%, 10/3/15, CMO, IO, VRN (d)	Aaa/AA	778,580
2,196	Indymac Index Mortgage Loan Trust, 5.60%, 3/25/35, CMO, FRN	Aaa/AAA	2,201,598
2,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	6.465%, 11/15/35, CMO	NR/AAA	2,095,789
4,209	JPMorgan Mortgage Trust, 4.347%, 9/25/34, CMO, FRN	Aaa/AAA	4,185,924
1,715	LB-UBS Commercial Mortgage Trust, 3.17%, 12/15/26, CMO	Aaa/AAA	1,704,335
100	MASTR Adjustable Rate Mortgage Trust, 3.786%, 11/21/34, CMO, FRN	Aaa/AAA	97,451
	MASTR Reperforming Loan Trust, CMO,
4,281	7.00%, 5/25/35 (d)	Aaa/AAA	4,391,112
6,385	7.50%, 7/25/35	Aaa/AAA	6,642,367
3,692	8.00%, 7/25/35	Aaa/AAA	3,860,826
545	Mellon Residential Funding Corp., 5.81%, 10/20/29, CMO, FRN	NR/AAA	547,196
	MLCC Mortgage Investors, Inc., CMO, FRN,
249	5.70%, 3/15/25	Aaa/AAA	250,256
743	5.87%, 7/25/29	Aaa/AAA	745,461
1,037	Morgan Stanley Dean Witter Capital I, 4.60%, 3/25/33, CMO, FRN	Aaa/AAA	1,048,685

32 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$ 85	Residential Asset Securitization Trust, 5.82%, 3/25/33, CMO, FRN	Aaa/AAA	$85,764
11,215	Residential Funding Mortgage Sec I, 4.583%, 3/25/35, CMO, VRN	Aaa/AAA	11,129,115
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
653	5.06%, 10/25/34, VRN	Aaa/AAA	654,690
77	5.45%, 1/25/36, VRN	Aaa/AAA	76,630
1,850	5.81%, 6/25/34, FRN	Aaa/AAA	1,854,656
2,145	6.227%, 5/25/35, FRN (g)	Aaa/AAA	2,167,671
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
18,391	5.50%, 6/25/36	Aaa/AAA	18,421,888
8,840	5.54%, 5/25/36	Aaa/AAA	8,854,770
1,897	5.67%, 3/19/34	Aaa/AAA	1,899,857
2,471	5.69%, 12/19/33	Aaa/AAA	2,471,686
	Structured Asset Securities Corp., CMO, FRN,
483	5.047%, 2/25/34	Aaa/AAA	480,341
15	6.848%, 5/25/32	Aaa/AAA	14,838
	Washington Mutual, Inc., CMO, FRN,
2,071	5.106%, 10/25/32	Aaa/AA+	2,064,598
2,884	5.106%, 10/25/32	Aaa/AAA	2,874,501
50	5.59%, 12/25/45	Aaa/AAA	50,009
1,734	5.64%, 1/25/45	Aaa/AAA	1,737,569
1,534	5.745%, 11/25/34	Aaa/AAA	1,540,917
9,355	5.765%, 10/25/44	Aaa/AAA	9,390,916
	Wells Fargo Mortgage Backed Securities Trust, CMO,
12,200	4.319%, 7/25/35, FRN	Aaa/AAA	11,991,726
1,463	4.554%, 1/25/35, FRN	Aaa/AAA	1,448,652
750	4.665%, 8/25/34, FRN	Aaa/AAA	734,531
641	5.00%, 6/25/18	Aaa/AAA	627,681
	Total Mortgage-Backed Securities (cost–$216,278,325)		216,078,488
ASSET-BACKED SECURITIES–5.1%
2,012	Aames Mortgage Investment Trust, 5.72%, 10/25/35, FRN	NR/AAA	2,015,345
1,805	ACE Securities Corp., 5.39%, 12/25/35, FRN	Aaa/AAA	1,805,964
117	Amortizing Residential Collateral Trust, 5.59%, 6/25/32, FRN	NR/AAA	117,342
2,013	Bayview Financial Asset Trust, 5.72%, 12/25/39, FRN (d)	Aaa/NR	2,018,448
6,018	Bear Stearns Asset Backed Securities, Inc., 5.91%, 6/15/43, FRN	Aaa/AAA	6,059,058
72	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (d)	NR/NR	72,830
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	759,612
969	Conseco Recreational Enthusiast Consumer Trust, 5.55%, 8/15/25	Aa2/AA−	968,783

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 33

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Countrywide Asset-Backed Certificates, FRN,
$ 9,945	5.41%, 1/25/46	Aaa/AAA	$9,941,898
587	5.79%, 11/25/33 (d)	Aaa/AAA	588,426
1,888	5.80%, 12/25/31	Aaa/AAA	1,890,212
1,302	Credit-Based Asset Servicing & Securitization, 5.77%, 11/25/33, FRN	Aaa/AAA	1,303,402
1,260	Credit Suisse First Boston Mortgage Securities Corp.,
	5.57%, 1/25/43, FRN (d)	Aaa/AAA	1,261,152
2,488	Denver Arena Trust, 6.94%, 11/15/19 (d)	NR/NR	2,537,731
71	EMC Mortgage Loan Trust, 5.69%, 5/25/40, FRN (d)	Aaa/AAA	71,095
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
1,555	5.70%, 10/25/34	Aaa/AAA	1,557,741
5,730	5.72%, 4/25/35	Aa1/AA+	5,735,017
18	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	18,155
64	Fremont Home Loan Owner Trust, 6.11%, 12/25/29, FRN	Aaa/AAA	64,040
	Green Tree Financial Corp.,
6,477	6.18%, 4/1/30	Ba3/NR	6,521,507
5,386	6.81%, 12/1/27	Ba1/BBB	5,581,023
1,578	6.87%, 4/1/30	Ba3/NR	1,635,083
1,000	7.06%, 2/1/31	NR/B−	861,174
1,102	7.40%, 6/15/27	A2/AA	1,148,579
461	7.55%, 1/15/29	NR/A+	484,072
938	Home Equity Asset Trust, 5.40%, 5/25/36, FRN (d)	Aaa/AAA	938,699
2,736	Long Beach Mortgage Loan Trust, 6.745%, 3/25/32, FRN	Aa2/NR	2,764,719
500	Madison Avenue Manufactured Housing Contract, 6.77%, 3/25/32, FRN	Baa1/A+	489,566
2,766	Mesa Trust Asset Backed Certificates, 5.72%, 12/25/31, FRN (d)	NR/AAA	2,774,337
1,806	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	1,842,853
	Residential Asset Mortgage Products, Inc.,
5,000	5.634%, 1/25/34	Aaa/AAA	4,998,718
2,000	5.90%, 7/25/34	Aaa/AAA	1,960,576
	Residential Asset Securities Corp.,
3,000	5.75%, 3/25/35, FRN	Aa2/AA	3,006,524
382	7.14%, 4/25/32	Ba1/A	190,347
3,697	SACO I, Inc., 5.70%, 11/25/35, FRN	Aaa/AAA	3,699,427
5,843	USAA Auto Owner Trust, 5.31%, 3/16/09	Aaa/AAA	5,846,529
2,157	Wachovia Auto Owner Trust, 2.91%, 4/20/09	Aaa/AAA	2,143,443
	Total Asset-Backed Securities (cost–$85,830,388)		85,673,427
CORPORATE BONDS & NOTES–2.8%
	Banking–1.8%
30,000	Bank of America NA, 5.30%, 3/15/17	Aa1/AA	29,714,070
¥ 60,000	Rabobank Nederland, 0.20%, 6/20/08	Aaa/AAA	498,721
			30,212,791

34 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Transportation–0.8%
	Burlington Northern Santa Fe Corp.,
$ 10,000	5.65%, 5/1/17	Baa1/BBB	$10,063,690
3,700	6.15%, 5/1/37	Baa1/BBB	3,742,865
			13,806,555
	Utilities–0.2%
4,000	Pacific Gas & Electric Co., 5.80%, 3/1/37	Baa1/BBB	3,955,416
	Total Corporate Bonds & Notes (cost–$48,146,701)		47,974,762
MUNICIPAL BONDS–0.3%
	California–0.3%
5,000	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/30, Ser. A (cost–$4,938,855)	Aa3/AA−	5,190,150
U.S. TREASURY BONDS & NOTES–0.3%
	U.S. Treasury Bonds & Notes,
3,100	4.625%, 11/15/16 (e)		3,099,033
1,900	5.125%, 5/15/16		1,969,840
	Total U.S. Treasury Bonds & Notes (cost–$5,063,418)		5,068,873
SHORT-TERM INVESTMENTS–8.2%
	U.S. Treasury Bills (j)–2.0%
33,225	4.84%-4.98%, 5/31/07-6/14/07 (cost–$33,029,736)		33,029,736
	Asset-Backed Securities–0.0%
2,000	NPF XII, Inc., 4.825%, 11/1/03, FRN (b)(d)(f)(g) (cost– $1,609,423)	NR/NR	—
	Repurchase Agreements–6.2%
76,700	Credit Suisse First Boston, dated 4/30/07, 5.05%, due 5/1/07, proceeds $76,710,759; collateralized by U.S. Treasury Note, 5.125%, due 5/15/16, valued at $78,606,651 including accrued interest		76,700,000
24,800	Lehman Brothers, Inc., dated 4/30/07, 5.10%, due 5/1/07, proceeds $24,803,513; collateralized by U.S. Treasury Inflation Indexed Bond, 2.375%, due 1/15/27, valued at $25,516,064 including accrued interest		24,800,000
3,404	State Street Bank & Trust Co., dated 4/30/07, 4.90%, due 5/1/07, proceeds $3,404,463; collateralized by Federal Home Loan Bank, 4.50%, due 5/21/07, valued at $3,476,321 including accrued interest		3,404,000
	Total Repurchase Agreements (cost–$104,904,000)		104,904,000
	Total Short-Term Investments (cost–$139,543,159)		137,933,736

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 35

Fixed Income SHares—Series M
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Contracts/ Notional Amount		Credit Rating (Moody’s/S&P)	Value
OPTIONS PURCHASED (k)–0.2%
	Call Options–0.1%
$33,600,000	U.S. Dollar versus Japanese Yen (OTC),
	strike price $104, expires 3/17/10 (b)		$1,979,981
1,345	U.S. Treasury Notes 5 yr. Futures (CBOT),
	strike price $108.50, expires 5/25/07		21,016
			2,000,997
	Put Options–0.1%
	Fannie Mae (OTC) (b),
181,000,000	strike price $84, expires 5/10/07		18
282,500,000	strike price $86.84, expires 6/11/07		282
687,000,000	strike price $92.25, expires 5/07/07		69
181,000,000	strike price $92.25, expires 6/05/07		18
	Financial Future Euro–90 day (CME),
282	strike price $90.50, expires 9/17/07		1
3,000	strike price $91.25, expires 6/18/07		8
6,400	strike price $91.25, expires 12/17/07		16
700	strike price $92, expires 12/17/07		2
12,344	strike price $92, expires 3/17/08		31
2,500	strike price $92.75, expires 3/17/08		6
1,228	strike price $93, expires 3/17/08		3
33,600,000	U.S. Dollar versus Japanese Yen (OTC),
	strike price $104, expires 3/17/10 (b)		1,083,667
159	U.S. Treasury Notes 10 yr. Futures (CBOT),
	strike price $104, expires 5/25/07		2,484
			1,086,605
	Total Options Purchased (cost–$3,298,260)		3,087,602
	Total Investments (cost–$2,983,076,674)	177.9%	2,987,182,667
	Liabilities in excess of other assets	(77.9)	(1,308,324,696)
	Net Assets	100.0%	$1,678,857,971

36 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
U.S. TREASURY BONDS & NOTES–110.5%
	U.S. Treasury Bonds & Notes,
$ 500	4.50%, 2/28/11		$500,059
200	4.50%, 2/15/16		198,492
300	4.625%, 2/15/17 (e)		299,953
100	4.75%, 2/15/37		98,953
600	5.375%, 2/15/31		642,844
100	6.625%, 2/15/27		121,805
	U.S. Treasury Inflation Indexed Bonds & Notes (i),
11,730	0.875%, 4/15/10 (e)		11,360,945
1,918	1.625%, 1/15/15		1,844,809
15,952	1.875%, 7/15/13		15,772,234
13,912	1.875%, 7/15/15		13,618,206
11,686	2.00%, 1/15/26		11,098,404
7,996	2.375%, 4/15/11		8,107,987
28,280	2.375%, 1/15/25		28,438,254
11,768	3.50%, 1/15/11 (e)		12,426,632
11,196	3.625%, 4/15/28		13,613,889
1,547	3.875%, 4/15/29		1,960,435
14,486	4.25%, 1/15/10 (e)		15,386,784
	Total U.S. Treasury Bonds & Notes (cost–$137,067,887)		135,490,685
U.S. GOVERNMENT AGENCY SECURITIES–50.4%
	Fannie Mae, MBS,
5,400	5.50%, 5/1/37 (e)	Aaa/AAA	5,340,935
59	6.00%, 8/1/36	Aaa/AAA	59,532
595	6.00%, 9/1/36	Aaa/AAA	599,432
55,400	6.00%, 5/1/37 (e)	Aaa/AAA	55,832,785
40	6.183%, 10/1/44, FRN	Aaa/AAA	40,896
	Total U.S. Government Agency Securities (cost–$61,810,456)		61,873,580
CORPORATE BONDS & NOTES–4.8%
	Banking–0.6%
600	Bank of America N.A., 5.36%, 2/27/09, FRN	Aaa/AA+	600,302
200	Unicredit Luxembourg Finance S.A., 5.405%, 10/24/08, FRN (d)	A1/A+	200,113
			800,415
	Financial Services–3.3%
1,300	Abbey National Treasury Services PLC, 5.27%, 7/2/08, FRN	Aa2/AA	1,300,480
600	Citigroup, Inc., 5.38%, 12/28/09, FRN	Aa1/AA	600,058
100	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN (d)	B1/BBB−	100,212
800	Ford Motor Credit Co., 7.875%, 6/15/10	B1/B	804,797
100	General Electric Capital Corp., 5.38%, 12/12/08, FRN	Aaa/AAA	100,121
700	General Motors Acceptance Corp., 6.875%, 9/15/11	Ba1/BB+	703,006

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 37

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

$ 100	Rabobank Nederland, 5.376%, 1/15/09, FRN (d)	Aaa/AAA	$100,078
300	Wachovia Bank N.A., 5.418%, 12/2/10, FRN	Aa1/AA	300,159
			4,008,911
	Telecommunications–0.5%
600	BellSouth Corp., 4.24%, 4/26/21 (d)	A2/A	594,430
	Utilities–0.4%
400	Mission Energy Holding Co., 13.50%, 7/15/08	B2/B	439,000
	Total Corporate Bonds & Notes (cost–$5,739,515)		5,842,756
SOVEREIGN DEBT OBLIGATIONS (i)–0.4%
	United Kingdom–0.4%
£ 100	United Kingdom Gilt Inflation Linked, 2.50%, 5/20/09 (cost–$500,698)	Aaa/AAA	511,001
MORTGAGE-BACKED SECURITIES–0.4%
$ 65	Countrywide Home Loan Mortgage Pass-Through Trust, 5.66%, 6/25/35, CMO, FRN (d)	Aaa/AAA	64,835
318	GSR Mortgage Loan Trust, 4.539%, 9/25/35, CMO, FRN	NR/AAA	314,463
125	Lehman XS Trust, 5.40%, 7/25/46, CMO, FRN	Aaa/AAA	124,833
	Total Mortgage-Backed Securities (cost–$505,152)		504,131
MUNICIPAL BONDS–0.1%
	New York–0.1%
100	New York City Municipal Water Finance Auth. Rev., 4.75%, 6/15/38, Ser. D (cost–$100,952)	Aa2/AA+	102,525
ASSET-BACKED SECURITIES–0.0%
18	Merrill Lynch Mortgage Investors, Inc., 5.40%, 1/25/37, FRN (cost–$18,465)	Aaa/AAA	18,478
SHORT-TERM INVESTMENTS–15.8%
	Sovereign Debt Obligations–10.0%
	France–6.1%
	France Government Bond, BTF,
€ 1,100	3.649%, 5/16/07	NR/NR	1,498,942
€ 4,400	3.685%, 5/31/07	NR/NR	5,986,458
			7,485,400
	Germany–3.9%
€ 3,500	Federal Republic of Germany, 3.708%, 6/13/07	NR/NR	4,755,466
	Total Sovereign Debt Obligations (cost–$11,853,947)		12,240,866

38 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Commercial Paper–2.0%
	Banking–2.0%
$ 600	Royal Bank of Scotland PLC, 5.265%, 3/26/08	NR/NR	$599,914
600	Societe Generale, 5.27%, 3/26/08	NR/NR	599,992
1,300	Total Finance, 5.29%, 5/1/07	NR/NR	1,300,000
	Total Commercial Paper (cost–$2,499,679)		2,499,906
	U.S. Treasury Bills (j)–0.6%
730	4.824%-5.03%, 5/31/07-6/14/07 (cost–$725,962)		725,962
	U.S. Treasury Notes (e)(i)–1.4%
1,648	U.S. Treasury Inflation Indexed Notes, 3.625%, 1/15/08 (cost–$1,659,297)		1,669,604
	Corporate Notes–0.2%
	Multi-Media–0.2%
300	CSC Holdings, Inc., 7.875%, 12/15/07, Ser. B (cost–$303,039)	B2/B+	304,500
	Repurchase Agreements–1.6%
1,000	Lehman Brothers, Inc., dated 4/30/07, 5.06%, due 5/1/07, proceeds $1,000,141; collateralized by U.S. Treasury Note, 3.375%, due 12/15/08, valued at $1,022,323 including accrued interest		1,000,000
914	State Street Bank & Trust Co., dated 4/30/07, 4.90%, due 5/1/07, proceeds $914,124; collateralized by Fannie Mae, 6.00%, due 5/15/08, valued at $932,625 including accrued interest		914,000
	Total Repurchase Agreements (cost–$1,914,000)		1,914,000
	Total Short-Term Investments (cost–$18,955,924)		19,354,838
OPTIONS PURCHASED (k)–0.0%
Contracts/ Notional Amount
	Call Options–0.0%
	Financial Future Euro–90 day (CME),
53	strike price $97.50, expires 12/17/07		—
63	strike price $99, expires 3/17/08		—
	U.S. Treasury Bond Futures (CBOT),
118	strike price $128, expires 5/25/07		1,844
			1,844

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 39

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Contracts/ Notional Amount			Value
	Put Options–0.0%
	Fannie Mae (OTC) (b),
$27,200,000	strike price $91.75, expires 6/05/07		$27
25,000,000	strike price $92, expires 6/05/07		25
	U.S. Treasury Notes 5 yr. Futures (CBOT),
135	strike price $101.50, expires 5/25/07		2,109
	U.S. Treasury Notes 10 yr. Futures (CBOT),
43	strike price $102, expires 5/25/07		672
			2,833
	Total Options Purchased (cost–$12,806)		4,677
	Total Investments (cost–$224,711,855)	182.4%	223,702,671
	Liabilities in excess of other assets	(82.4)	(101,061,095)
	Net Assets	100.0%	$122,641,576

Notes to Schedule of Investments:

(a)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $35,620,378, represents 2.14% of total investments in Series C.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the ‘‘LIBOR’’ or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2007.

(d)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after April 30, 2007.

(f)	Security in default.

(g)	Fair-valued security – Securities with an aggregate market value of $33,920,014 representing 2.04% of net assets, have been fair valued in Series C. Securities with an aggregate market value of $4,761,197 representing 0.28% of net assets, have been fair valued in Series M.

(h)	Principal amount less than $500.

(i)	Inflationary Bonds – Principal amount of security is adjusted for inflation.

(j)	All or partial amount segregated as collateral for futures contracts, options written, when-issued and/or delayed-delivery securities.

(k)	Non-income producing.

(l)	Maturity date shown is date of next put.

40 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series R
Schedule of Investments
April 30, 2007 (unaudited) (continued)

Glossary:

£ – British Pound.

€ – Euros

¥ – Japanese Yen

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

BTF – French fixed treasury bills with a maturity of less than one year.

CAD – Canadian Dollar

CBOT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CMO – Collateralized Mortgage Obligation

FGIC – insured by Financial Guaranty Insurance Co.

FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2007.

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

IO – Interest Only

LIBOR – London Inter-Bank Offered Rate

MBIA – insured by Municipal Bond Investors Assurance

MBS – Mortgage-Backed Securities

NR – Not Rated

OAT – Obligations Assimilables du Trésor

OTC – Over the Counter

UNIT – More than one class of securities traded together.

VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2007.

See accompanying Notes to Financial Statements | 4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 41

Fixed Income SHares—Series C, H, M, R
Statements of Assets and Liabilities
April 30, 2007 (unaudited)

	Series C	Series H	Series M	Series R
Assets:
Investments, at value (cost–$1,616,720,558, $3,793,635, $2,983,076,674 and $224,711,855, respectively)	$1,627,919,927	$3,805,190	$2,987,182,667	$223,702,671
Cash (including foreign currency for Series C and Series R with a value and cost of $94,530,411 and $93,639,396 and $685,570 and $679,896, respectively)	94,546,210	5,754	286,884	689,174
Receivable for investments sold	383,789,164	154,704	1,878,949,980	75,403,720
Unrealized appreciation on swaps	20,143,726	—	17,250,758	203,963
Interest and dividend receivable	18,880,674	9,934	6,667,019	902,928
Recevable for shares of beneficial interest sold	6,380,703	—	5,887,176	319,290
Premiums for swaps purchased	5,774,759	—	15,310,294	266,531
Receivable for variation margin on futures contracts	5,028,556	—	1,822,928	59,733
Unrealized appreciation on forward foreign currency contracts	1,606,115	—	5,135	33,626
Total Assets	2,164,069,834	3,975,582	4,913,362,841	301,581,636
Liabilities:
Payable for investments purchased	472,015,163	955,093	3,174,342,393	142,854,756
Premium for swaps sold	10,548,458	—	16,345,346	69,634
Dividends payable to common and preferred shareholders	6,359,127	8,314	7,256,863	822,896
Unrealized depreciation on swaps	5,429,922	—	12,688,993	38,336
Payable for short sales (proceeds of $3,078,688, $0, $22,292,031 and $34,671,913, respectively)	3,083,532	—	22,223,750	34,679,988
Options written, at value (premiums received–$6,177,543, $0, $0, and $0, respectively)	2,098,381	—	—	—
Unrealized depreciation on forward foreign currency contracts	2,049,753	—	54,535	71,227
Payable for shares of beneficial interest redeemed	1,725,549	—	1,592,990	—
Interest payable on short positions	—	—	—	355,611
Payable for variation margin on futures contracts	—	—	—	47,612
Total Liabilities	503,309,885	963,407	3,234,504,870	178,940,060
Net Assets	$1,660,759,949	$3,012,175	$1,678,857,971	$122,641,576
Net Assets Consist of:
Shares of beneficial interest of $0.001 par value (unlimited number authorized)	144,323	300	146,856	12,222
Paid-in-capital in excess of par	1,657,659,818	2,999,700	1,658,297,913	128,117,944
Undistributed net investment income	9,993,767	153	1,225,938	253,708
Accumulated net realized gain (loss)	(17,062,246)	467	18,073,637	(5,007,611)
Net unrealized appreciation/ depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	10,024,287	11,555	1,113,627	(734,687)
Net Assets	$1,660,759,949	$3,012,175	$1,678,857,971	$122,641,576
Shares Outstanding	144,322,749	300,000	146,856,195	12,221,889
Net Asset Value, Offering Price and Redemption Price Per Share	$11.51	$10.04	$11.43	$10.03

42 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series C, H, M, R
Statements of Operations
For the six months ended April 30, 2007 (unaudited)

	Series C	Series H*	Series M	Series R
Investment Income:
Interest (net of foreign withholding tax of $6,175 for Series C)	$42,762,994	$8,467	$47,913,297	$1,300,530
Dividends	46,810	—	—	—
Other Income	9,914	—	—	—
Total Investment Income	42,819,718	8,467	47,913,297	1,300,530
Expenses:
Interest expense	—	—	4,182,099	—
Net Investment Income	42,819,718	8,467	43,731,198	1,300,530
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,209,020	467	13,586,266	(774,080)
Futures contracts	6,037,073	—	11,622,064	120,965
Options written	628,401	—	554,414	19,179
Swaps	(12,586,467)	—	(886,815)	(447,685)
Foreign currency transactions	(11,942,179)	—	10,661	(1,258,685)
Net change in unrealized appreciation/depreciation of:
Investments	(1,891,199)	11,555	(11,015,329)	2,484,501
Futures contracts	(28,645,444)	—	(11,952,622)	(87,364)
Options written	4,121,293	—	—	4,614
Swaps	23,917,013	—	4,872,197	1,124,721
Foreign currency transactions	2,703,840	—	(49,408)	515,809
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(7,448,649)	12,022	6,741,428	1,701,975
Net Increase in Net Assets Resulting from Investment Operations	$35,371,069	$20,489	$50,472,626	$3,002,505

*    For the period April 2, 2007 (commencement of operations) through April 30, 2007.

See accompanying Notes to Financial Statements | 4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 43

Fixed Income SHares—Series C
Statement of Changes in Net Assets

	Six Months ended April 30, 2007 (unaudited)	Year ended October 31, 2006
Investment Operations:
Net investment income	$42,819,718	$56,813,047
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(7,654,152)	27,652,774
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	205,503	9,600,111
Net increase in net assets resulting from investment operations	35,371,069	94,065,932
Dividends and Distributions to Shareholders from:
Net investment income	(38,267,020)	(69,030,360)
Net realized gains	(31,371,385)	—
Total dividends and distributions to shareholders	(69,638,405)	(69,030,360)
Capital Share Transactions:
Net proceeds from the sale of shares	384,273,858	749,761,882
Cost of shares redeemed	(138,821,779)	(274,395,704)
Net increase in net assets from capital share transactions	245,452,079	475,366,178
Total increase in net assets	211,184,743	500,401,750
Net Assets Applicable to Common Shareholders:
Beginning of period	1,449,575,206	949,173,456
End of period (including undistributed net investment income of $9,993,767 and $5,441,069, respectively)	$1,660,759,949	$1,449,575,206
Common Shares Issued and Redeemed:
Issued	33,280,335	65,438,024
Redeemed	(12,021,425)	(23,911,058)
Net Increase	21,258,910	41,526,966

44 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series H
Statement of Changes in Net Assets

For the period April 2, 2007* through April 30, 2007 (unaudited)
Investment Operations:
Net investment income	$8,467
Net realized gain on investments	467
Net change in unrealized appreciation of investments	11,555
Net increase in net assets resulting from investment operations	20,489
Dividends to Shareholders from net investment income	(8,314)
Capital Share Transactions:
Net proceeds from the sale of shares	3,000,000
Total increase in net assets	3,012,175
Net Assets Applicable to Common Shareholders:
Beginning of period	—
End of period (including undistributed net investment income of $153)	$3,012,175
Common Shares Issued and Redeemed:
Issued	300,000
Redeemed	—
Net Increase	300,000

*    Commencement of operations.

See accompanying Notes to Financial Statements | 4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 45

Fixed Income SHares—Series M
Statement of Changes in Net Assets

	Six Months ended April 30, 2007 (unaudited)	Year ended October 31, 2006
Investment Operations:
Net investment income	$43,731,198	$59,534,976
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	24,886,590	(4,684,408)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swaps and foreign currency transactions	(18,145,162)	42,316,997
Net increase in net assets resulting from investment operations	50,472,626	97,167,565
Dividends to Shareholders from net investment income	(42,943,260)	(60,921,854)
Capital Share Transactions:
Net proceeds from the sale of shares	360,834,354	753,120,265
Cost of shares redeemed	(143,650,406)	(277,417,874)
Net increase in net assets from capital share transactions	217,183,948	475,702,391
Total increase in net assets	224,713,314	511,948,102
Net Assets Applicable to Common Shareholders:
Beginning of period	1,454,144,657	942,196,555
End of period (including undistributed net investment income of $1,225,938 and $438,000, respectively)	$1,678,857,971	$1,454,144,657
Common Shares Issued and Redeemed:
Issued	31,602,683	68,230,195
Redeemed	(12,576,693)	(25,095,040)
Net Increase	19,025,990	43,135,155

46 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series R
Statement of Changes in Net Assets

	Six Months ended April 30, 2007 (unaudited)	Year ended October 31, 2006
Investment Operations: Net investment income	$1,300,530	$8,088,145
Net realized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(2,340,306)	(1,689,157)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	4,042,281	(2,882,306)
Net increase in net assets resulting from investment operations	3,002,505	3,516,682
Dividends to Shareholders from net investment income	(1,320,340)	(8,195,315)
Capital Share Transactions: Net proceeds from the sale of shares	34,563,624	101,778,033
Cost of shares redeemed	(68,396,892)	(77,756,074)
Net increase (decrease) in net assets from capital share transactions	(33,833,268)	24,021,959
Total increase (decrease) in net assets	(32,151,103)	19,343,326
Net Assets Applicable to Common Shareholders:
Beginning of period	154,792,679	135,449,353
End of period (including undistributed net investment income of $253,708 and $273,518, respectively)	$122,641,576	$154,792,679
Common Shares Issued and Redeemed:
Issued	3,492,687	10,155,549
Redeemed	(6,912,666)	(7,794,484)
Net Increase (Decrease)	(3,419,979)	2,361,065

See accompanying Notes to Financial Statements | 4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 47

Fixed Income SHares—Series C
Financial Highlights
For a share outstanding throughout each period:

	Six Months ended April 30, 2007 (unaudited)	Year ended October 31,
		2006	2005	2004	2003	2002
Net asset value, beginning of period	$11.78	$11.64	$12.06	$11.62	$10.51	$11.35
Investment Operations:
Net investment income	0.32	0.55	0.48	0.49	0.71	0.73
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(0.05)	0.31	0.04	0.64	1.16	(0.62)
Total from investment operations	0.27	0.86	0.52	1.13	1.87	0.11
Dividends and Distributions to Shareholders from:
Net investment income	(0.29)	(0.72)	(0.54)	(0.51)	(0.71)	(0.72)
Net realized gains	(0.25)	—	(0.40)	(0.18)	(0.05)	(0.23)
Total dividends and distributions to shareholders	(0.54)	(0.72)	(0.94)	(0.69)	(0.76)	(0.95)
Net asset value, end of period	$11.51	$11.78	$11.64	$12.06	$11.62	$10.51
Total Investment Return (1)	3.27%	7.69%	4.42%	10.14%	18.16%	1.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,660,760	$1,449,575	$949,173	$575,175	$374,097	$205,881
Ratio of operating expenses to average net assets (2)	0.00%#	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets (2)	5.59%#	4.89%	4.08%	4.16%	6.11%	6.78%
Portfolio turnover	178%	560%	510%	180%	297%	332%

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series C, the Investment Manager or the Sub-Adviser. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

48 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series H
Financial Highlights
For a share outstanding throughout each period:

For the period April 2, 2007* through April 30, 2007 (unaudited)

Net asset value, beginning of period	$10.00
Investment Operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.04
Total from investment operations	0.07
Dividends and Distributions to Shareholders from:
Net investment income	(0.03)
Net realized gains	—
Total dividends and distributions to shareholders	(0.03)
Net asset value, end of period	$10.04
Total Investment Return (1)	0.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$3,012
Ratio of operating expenses to average net assets (2)	0.00%#
Ratio of net investment income to average net assets (2)	3.22%#
Portfolio turnover	4%

*	Commencement of operations.

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series H, the Investment Manager or the Sub-Adviser. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

See accompanying Notes to Financial Statements | 4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 49

Fixed Income SHares—Series M
Financial Highlights
For a share outstanding throughout each period:

	Six Months ended April 30, 2007 (unaudited)		Year ended October 31,
			2006		2005		2004		2003		2002
Net asset value, beginning of period	$11.38		$11.12		$11.87		$11.48		$11.75		$11.53
Investment Operations:
Net investment income	0.31		0.57		0.44		0.37		0.51		0.52
Net realized and change in unrealized gain (loss) on investments, futures contracts, swaps and foreign currency transactions	0.05		0.27		(0.29)		0.65		0.23		0.62
Total from investment operations	0.36		0.84		0.15		1.02		0.74		1.14
Dividends and Distributions to Shareholders from:
Net investment income	(0.31)		(0.58)		(0.46)		(0.43)		(0.51)		(0.52)
Net realized gains	—		—		(0.44)		(0.20)		(0.50)		(0.40)
Total dividends and distributions to shareholders	(0.31)		(0.58)		(0.90)		(0.63)		(1.01)		(0.92)
Net asset value, end of period	$11.43		$11.38		$11.12		$11.87		$11.48		$11.75
Total Investment Return (1)	3.21%		7.80%		1.32%		9.17%		6.67%		10.65%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,678,858		$1,454,145		$942,197		$569,692		$368,612		$215,803
Ratio of operating expenses to average net assets (3)	0.00	%#(2)	0.00	%(2)	0.00	%(2)	0.00	%(2)	0.00	%(2)	0.00%
Ratio of net investment income to average net assets (3)	5.61	%#	5.11%		3.85%		3.21%		4.43%		4.54%
Portfolio turnover	546%		928%		706%		894%		750%		722%

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2007 and for the years ended October 31, 2006, 2005, 2004 and 2003 would be 0.54%, 0.07%, 0.05%, 0.01% and 0.01%, respectively.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series M, the Investment Manager or the Sub-Adviser. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

50 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07 | See accompanying Notes to Financial Statements

Fixed Income SHares—Series R
Financial Highlights
For a share outstanding throughout each period:

	Six Months ended April 30, 2007 (unaudited)	Year ended October 31,		For the period April 15, 2004* through October 31, 2004
		2006	2005
Net asset value, beginning of period	$9.90	$10.20	$10.37	$10.00
Investment Operations:
Net investment income	0.11	0.54	0.50	0.26
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	0.13	(0.29)	(0.16)	0.37
Total from investment operations	0.24	0.25	0.34	0.63
Dividends and Distributions to Shareholders from:
Net investment income	(0.11)	(0.55)	(0.50)	(0.26)
Net realized gains	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.11)	(0.55)	(0.51)	(0.26)
Net asset value, end of period	$10.03	$9.90	$10.20	$10.37
Total Investment Return (1)	2.41%	2.49%	3.30%	6.41%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122,642	$154,793	$135,449	$3,114
Ratio of operating expenses to average net assets (2)	0.00%#	0.00%	0.00%	0.00%#
Ratio of net investment income to average net assets (2)	1.93%#	5.33%	5.28%	4.72%#
Portfolio turnover	351%	593%	175%	23%

*	Commencement of operations.

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series R, the Investment Manager or the Sub-Adviser. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

See accompanying Notes to Financial Statements | 4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 51

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies

Fixed Income SHares (the ‘‘Trust’’), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Series C, Series H, Series M, Series R (the ‘‘Portfolios’’), and the Allianz Dresdner Daily Asset Fund. These financial statements relate to Series C, Series H, Series M and Series R. The financial statements for Allianz Dresdner Daily Asset Fund are provided separately. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’) serves as the Portfolios’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global’’). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Portfolios’ management has begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolios’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a Portfolio implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Portfolios will be required to comply with the Interpretation by April 30, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (‘‘SFAS’’) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolios are in the process of reviewing the Standard against their current valuation policies to determine future applicability.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios based upon events that have not yet been asserted. However, the Portfolios expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Portfolios:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios’ investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Portfolios’ investments in senior floating rate loans (‘‘Senior Loans’’) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. At April 30, 2007,

52 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

no Senior Loans were fair valued. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolios’ net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

(c) Federal Income Taxes

The Portfolios intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions

Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation

The Portfolios’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Option Transactions

The Portfolios may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of their investment strategy. The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 53

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolios purchasing a security at a price different from the current market.

(g) Credit Default/Interest Rate Swaps

The Portfolios may enter into interest rate and credit default swap contracts (‘‘swaps’’) for investment purposes, to manage their interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Portfolios would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolios would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolios would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Portfolios may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolios would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolios would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Portfolios would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolios with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolios are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation in the Statements of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Portfolio’s Statement of Operations. For a credit default swap sold by the Portfolios, payment of the agreed upon amount made by the Portfolios in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolios, the agreed upon amount received by the Portfolios in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolios.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum ‘‘initial margin’’ requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss

54 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(i) Forward Foreign Currency Contracts—Series C, Series M, Series R

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Series C, Series M and Series R may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. These Portfolios may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(j) Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statements of Operations, even though investors do not receive principal until maturity.

(k) Repurchase Agreements

The Portfolios enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell at an agreed upon price and date (‘‘repurchase agreements’’). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolios require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

(l) Reverse Repurchase Agreements

The Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolios sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Portfolios can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolios of the reverse repurchase transaction is less than the returns they obtain on investments purchased with the cash. Unless the Portfolios cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), their obligations under the agreements will be subject to the Portfolios’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Portfolios’ obligation to repurchase the securities. At April 30, 2007, the Portfolios had no reverse repurchase agreements outstanding.

(m) When-Issued/Delayed-Delivery Transactions

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolios will set

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 55

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining their net asset values. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Portfolios do not participate in future gains and losses with respect to the security.

(n) Stripped Mortgage Backed Securities (‘‘SMBS’’)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

(o) Restricted Securities

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(p) Short Sales

A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Senior Loans

The Portfolios purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the ‘‘Agent’’) for a lending syndicate of financial institutions (the ‘‘Lender’’). When purchasing an assignment, the Portfolios succeed all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

2. Investment Manager/Sub-Adviser/Administrator/Distributor

The Investment Manager serves in its capacity pursuant to an Investment Management Agreement with the Trust. Pursuant to a Portfolio Management Agreement, the Investment Manager employs the Sub-Adviser, an affiliate of the Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Manager receives no investment management or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Adviser.

Typically, participants in these programs pay a ‘‘wrap fee’’ to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement (‘‘Administration Agreement’’) with the Trust. The administrator’s responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees’ fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

56 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

2. Investment Manager/Sub-Adviser/Administrator/Distributor (continued)

Allianz Global Investors Distributors LLC (‘‘the Distributor’’), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios pays the Distributor.

3. Investment in Securities

Purchases and sales of securities (excluding short-term investments) for the six months ended April 30, 2007, were:

	U.S. Government Agency		All Other
	Purchases	Sales	Purchases	Sales
Series C:	$2,531,691,122	$2,689,763,832	$470,374,362	$195,496,867
Series H:	—	—	3,160,660	154,704
Series M:	20,691,348,670	21,281,911,579	49,142,060	183,683,622
Series R:	896,005,748	948,007,863	4,134,345	523,090

(a) Futures contracts outstanding at April 30, 2007:

Series C:	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Financial Future Euro–90 day	11,601	$2,749,437	9/17/07	$(6,436,747)
Financial Future Euro–90 day	8,843	2,099,991	12/17/07	(670,453)
Financial Future Euro–90 day	3,046	724,834	3/17/08	792,674
Financial Future Euro–90 day	236	56,274	12/15/08	105,190
Financial Future Euro–90 day	2,020	481,316	6/15/09	133,886
U.S. Treasury Bond Futures	61	6,817	6/30/07	(88,164)
Short: Financial Future Euro–90 day	(454)	(108,188)	6/16/08	(43,997)
Financial Future Euro–90 day	(454)	(108,251)	9/15/08	(86,664)
U.S. Treasury Notes 10 yr. Futures	(13)	(1,408)	6/20/07	3,047
				$(6,291,228)

Series M:	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Financial Future Euro–90 day	12,411	$2,941,407	9/17/07	$(5,574,724)
Financial Future Euro–90 day	3,400	807,415	12/17/07	(1,034,456)
U.S. Treasury Bond Futures	492	54,981	6/30/07	(534,812)
U.S. Treasury Notes 10 yr. Futures	159	17,224	6/20/07	59,625
Short: U.S. Treasury Notes 5 yr. Futures	(1,345)	(142,339)	6/29/07	(493,866)
				$(7,578,233)

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 57

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

3. Investment in Securities (continued)

Series R:	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: U.S. Treasury Notes 5 yr. Futures	135	$14,287	6/29/07	$76,211
U.S. Treasury Notes 10 yr. Futures	484	52,431	6/20/07	(42,124)
Euro Bund 10 yr. Futures	1	156	6/30/07	(2,216)
Japanese Government Bond 10 yr. Futures	4	5,622	6/11/07	1,771
Financial Future British Pound–90 day	70	16,477	3/19/08	(40,461)
Financial Future British Pound–90 day	129	30,380	6/18/08	(45,645)
Short: Financial Future Euro–90 day	(29)	(6,887)	12/17/07	36,250
Financial Future Euro–90 day	(29)	(6,901)	3/17/08	26,100
Financial Future Euro–90 day	(59)	(14,060)	6/16/08	4,950
Financial Future Euro–90 day	(59)	(14,068)	9/15/08	(900)
Financial Future Euro–90 day	(30)	(7,154)	12/15/08	(15,375)
Financial Future Euro–90 day	(30)	(7,152)	3/16/09	(15,938)
U.S. Treasury Bond Future	(135)	(15,086)	6/30/07	159,703
				$140,326

(b) Transactions in options written for the six months ended April 30, 2007:

Series C:	Contracts/Notional	Premiums
Options outstanding, October 31, 2006	64,001,880	$1,250,688
Options written	396,000,000	5,538,714
Options terminated in closing transactions	(100,001,880)	(611,859)
Options outstanding, April 30, 2007	360,000,000	$6,177,543

Series M:	Contracts/Notional	Premiums
Options outstanding, October 31, 2006	—	$0
Options written	171,000,000	554,414
Options terminated in closing transactions	(171,000,000)	(554,414)
Options outstanding, April 30, 2007	—	$0

Series R:	Contracts/Notional	Premiums
Options outstanding, October 31, 2006	62	$29,714
Options written	24	11,086
Options exercised	(82)	(43,243)
Options expired	41	21,622
Options terminated in closing transactions	(45)	(19,179)
Options outstanding, April 30, 2007	—	$0

58 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

3. Investment in Securities (continued)

(c) Credit default swaps contracts outstanding at April 30, 2007:

Series C:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
Anadarko Petroleum	$3,700	3/20/08	0.15%	$1,850
AutoZone	2,400	6/20/12	(0.34)%	(4,972)
Centex	2,300	3/20/17	(0.849)%	153,568
Chesapeake Energy	1,500	3/20/14	1.32%	(1,464)
ConAgra Foods	1,500	6/20/12	(0.299)%	(2,312)
CSC Holdings	5,000	12/20/07	(0.55)%	(12,332)
Dow Jones CDX	37,800	6/20/12	0.35%	(3,695)
Federated BP	300	6/20/12	(0.53)%	(525)
Ford Motor Credit	5,000	6/20/07	4.65%	56,371
Ford Motor Credit	10,000	6/20/07	4.65%	112,742
Ford Motor Credit	15,000	12/20/07	0.81%	12,936
Ford Motor Credit	10,000	3/20/08	1.30%	40,580
International Paper	3,000	6/20/10	0.78%	53,632
Kohls	2,400	6/20/12	(0.22)%	(2,580)
Nordstrom	2,200	6/20/11	(0.18)%	(3,781)
Pulte Homes	2,300	3/20/17	(0.859)%	153,437
Southwest Airlines	2,000	6/20/11	(0.29)%	813
V.F. Corp.	2,400	6/20/12	(0.22)%	(1,487)
Weyerhaeuser	2,300	3/20/17	(1.018)%	(15,156)
Whirlpool	700	6/20/12	(0.63)%	(5,723)
Lehman Brothers
Chesapeake Energy	2,300	3/20/14	1.16%	(23,396)
DR Horton	4,400	3/20/12	(0.705)%	108,002
Federative Republic of Brazil	4,400	7/20/13	2.02%	291,353
Ford Motor Credit	20,000	3/20/08	0.75%	(35,936)
GMAC	15,000	3/20/08	0.75%	(19,298)
GMAC	10,000	3/20/08	1.05%	16,196
GMAC	2,500	3/20/08	1.55%	16,873
International Paper	1,000	6/20/12	(0.45)%	(3,205)
MeadWestvaco	1,000	6/20/12	(0.51)%	4,866
Nordstrom	600	6/20/12	(0.179)%	(53)
Pemex	8,000	3/20/09	0.34%	3,384
Proctor & Gamble	40,200	9/20/08	0.07%	26,366
Reynolds American	1,800	6/20/12	1.00%	(3,075)
Starwood Hotels & Resorts Worldwide	2,700	9/20/11	1.01%	4,388
Toll Brothers	2,300	3/20/17	(1.20)%	76,115
United Mexican States	7,500	3/20/09	0.24%	6,994
United Mexican States	1,000	1/20/17	0.67%	13,049
Weyerhaeuser	700	6/20/12	(0.45)%	1,876

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 59

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Merrill Lynch
Apache	$4,500	6/20/10	0.39%	$38,302
Canadian Natural Resources	1,800	3/20/10	0.32%	9,714
Centex	4,500	3/20/12	(0.45)%	162,727
Ford Motor Credit	1,100	9/20/10	3.80%	45,367
General Electric Credit	1,800	6/20/10	0.30%	11,178
Lennar	4,700	3/20/12	(0.58)%	105,334
Pulte Homes	4,500	3/20/12	(0.45)%	164,622
Toll Brothers	3,900	3/20/12	(0.89)%	36,892
XTO Energy	1,300	3/20/10	0.38%	9,733
Morgan Stanley
Altira Group	2,500	12/20/10	0.95%	64,342
ConocoPhillips	4,700	3/20/11	0.23%	26,124
Darden Restaurants	2,500	6/20/12	(0.49)%	20,425
Dow Jones CDX	25,200	12/20/16	(0.65)%	62,824
Glitnir banki hf	20,000	6/20/12	(0.29)%	(39,028)
GMAC	3,000	3/20/08	0.60%	(9,475)
Inco Ltd.	9,000	12/20/11	(0.50)%	(104,991)
Liz Claiborne	3,300	6/20/12	(0.48)%	(2,673)
Office Depot	2,400	6/20/12	(0.45)%	4,623
Republic of Indonesia	7,700	3/20/09	0.46%	11,741
Republic of Peru	7,700	3/20/09	0.32%	353
Russian Federation	8,000	3/20/09	0.31%	6,228
Time Warner	5,000	9/20/10	0.58%	64,388
Ukraine	7,700	3/20/09	0.66%	13,789
Vale Overseas Ltd.	9,000	12/20/11	0.70%	93,465
Walt Disney	1,400	6/20/11	(0.18)%	(3,989)
Whirlpool	2,300	3/20/17	(0.78)%	26,363
				$1,834,779

Series M:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
MeadWestvaco	$2,900	6/20/12	(0.519)%	$12,822
Lehman Brothers
International Paper	3,400	6/20/12	(0.46)%	(12,606)
Weyerhaeuser Co.	3,400	6/20/12	(0.47)%	5,879
				$6,095

60 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

3. Investment in Securities (continued)

Series R:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Portfolio	Unrealized Appreciation
Goldman Sachs
Ford Motor Credit	$500	9/20/07	2.30%	$4,500
GMAC	300	6/20/11	3.40%	19,866
Morgan Stanley
Russian Federation	1,000	12/20/07	0.26%	1,165
				$25,531

(d) Interest rate swap agreements outstanding at April 30, 2007:

Series C:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	¥97,200,000	3/18/09	6-Month JPY-LIBOR	1.00%	$(386,638)
Goldman Sachs	$160,000	6/20/09	3-Month USD-LIBOR	5.00%	877,840
Goldman Sachs	¥49,200,000	3/20/11	1.50%	6-Month JPY-LIBOR	377,157
Goldman Sachs	€5,900	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	6,710
Goldman Sachs	$67,200	6/20/12	3-Month USD-LIBOR	5.00%	270,211
Goldman Sachs	£6,400	12/15/35	4.00%	6-Month GBP-LIBOR	398,399
Lehman Brothers	$700,000	6/21/07	3-Month USD-LIBOR	4.00%	(1,429,284)
Lehman Brothers	182,000	6/20/12	3-Month USD-LIBOR	5.00%	1,369,822
Lehman Brothers	121,200	6/20/14	5.00%	3-Month USD-LIBOR	666,370
Lehman Brothers	1,600	6/20/17	5.00%	3-Month USD-LIBOR	35,031
Lehman Brothers	£118,000	12/15/35	4.00%	6-Month GBP-LIBOR	7,735,426
Merrill Lynch	BRL 151,000	1/4/10	BRL-CDI-Compounded	12.948%	2,685,213
Merrill Lynch	MXN 750,000	11/4/16	28-Day Mexico TIIE Banxico	8.17%	(195,890)
Merrill Lynch	$700	12/15/24	6.00%	3-Month USD-LIBOR	(16,721)
Merrill Lynch	CAD 9,200	6/15/27	3-Month Canadian Bank Bill	4.50%	(258,887)
Morgan Stanley	¥214,400,000	3/18/09	6-Month JPY-LIBOR	1.00%	(958,355)
Morgan Stanley	NZD 110,345	6/15/09	3-Month New Zealand Bank Bill	7.25%	(492,655)
Morgan Stanley	$283,100	6/20/09	3-Month USD-LIBOR	5.00%	(527,557)
Morgan Stanley	BRL 138,000	1/4/10	BRL-CDI-Compounded	12.78%	2,448,625
Morgan Stanley	AUD 112,000	1/15/10	6-Month Australian Bank Bill	6.50%	31,160
Morgan Stanley	83,500	1/15/10	6-Month Australian Bank Bill	6.50%	(1,184)
Morgan Stanley	¥107,800,000	3/20/11	1.50%	6-Month JPY-LIBOR	1,051,130
Morgan Stanley	$55,300	6/20/14	5.00%	3-Month USD-LIBOR	(562,395)
Morgan Stanley	MXN 109,000	11/4/16	28-Day Mexico TIIE Banxico	8.17%	(47,970)
Morgan Stanley	$38,500	6/20/17	5.00%	3-Month USD-LIBOR	56,706
Morgan Stanley	¥15,500,000	12/15/35	6-Month JPY-LIBOR	3.00%	(253,239)
					$12,879,025

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 61

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

3. Investment in Securities (continued)

Series M:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	$149,500	6/20/12	3-Month USD-LIBOR	5.00%	$601,140
Goldman Sachs	1,184,100	12/21/16	5.00%	3-Month USD-LIBOR	8,188,179
Goldman Sachs	394,500	6/20/17	5.00%	3-Month USD-LIBOR	(3,150,324)
Goldman Sachs	90,000	12/15/35	3-Month USD-LIBOR	5.00%	(1,679,688)
Goldman Sachs	15,600	6/20/37	3-Month USD-LIBOR	5.00%	(476,320)
Lehman Brothers	939,000	6/20/12	3-Month USD-LIBOR	5.00%	7,956,223
Lehman Brothers	33,000	6/20/14	5.00%	3-Month USD-LIBOR	181,437
Morgan Stanley	75,000	6/20/09	5.00%	3-Month USD-LIBOR	(166,237)
Morgan Stanley	32,000	6/20/14	5.00%	3-Month USD-LIBOR	(325,437)
Morgan Stanley	42,800	12/21/16	5.00%	3-Month USD-LIBOR	305,078
Morgan Stanley	226,100	6/20/37	3-Month USD-LIBOR	5.00%	(6,878,381)
					$4,555,670

Series R:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs	$6,200	6/20/09	3-Month USD-LIBOR	5.00%	$(11,554)
Goldman Sachs	€2,300	12/15/11	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	15,216
Goldman Sachs	€2,400	3/15/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	11,010
Goldman Sachs	€6,600	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	7,506
Goldman Sachs	€500	6/17/15	4.50%	6-month EUR-LIBOR	42,388
Goldman Sachs	£2,500	9/15/15	5.00%	6-Month GBP-LIBOR	78,539
Lehman Brothers	$1,000	6/20/12	5.00%	3-Month USD-LIBOR	6,929
Lehman Brothers	800	6/20/14	5.00%	3-Month USD-LIBOR	4,399
Lehman Brothers	100	6/20/17	5.00%	3-Month USD-LIBOR	2,189
Merrill Lynch	CAD 800	6/15/35	3-Month Canadian Bank Bill	5.50%	(25,851)
Morgan Stanley	$500	6/20/09	3-Month USD-LIBOR	5.00%	(932)
Morgan Stanley	€100	6/15/17	4.00%	6-Month EUR-LIBOR	4,513
Morgan Stanley	$3,900	6/20/17	5.00%	3-Month USD-LIBOR	5,744
					$140,096

62 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

3. Investment in Securities (continued)

AUD–Australian Dollar

BRL–Brazilian Real

CAD–Canadian Dollar

CDI–Inter-bank Deposit Certificate

CPI–Consumer Price Index

€–Euros

EUR–Euros

£–British Pound

GBP–British Pound

¥–Japanese Yen

JPY–Japanese Yen

LIBOR–London Inter-bank Offered Rate

MXN–Mexican Peso

NZD–New Zealand Dollar

TIIE–Inter-bank Equilibrium Interest Rate

Series C and Series M received $10,750,000 and $18,500,000 par value, respectively, in U.S. Treasury Bills as collateral for swap contracts.

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 63

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

3. Investment in Securities (continued)

(e) Forward foreign currency contracts outstanding at April 30, 2007:

Series C:	U.S.$ Value Origination Date	U.S.$ Value April 30, 2007	Unrealized Appreciation (Depreciation)
Purchased:
9,539,180 Brazilian Real settling 5/3/07	$4,335,762	$4,691,023	$355,261
13,045,930 Brazilian Real settling 3/4/08	6,076,287	6,151,033	74,745
111,000,000 Chilean Peso settling 5/8/07	210,918	211,333	415
400,455,000 Chilean Peso settling 6/19/07	759,473	762,573	3,100
111,000,000 Chilean Peso settling 3/13/08	210,686	211,461	775
£ 20,000,000 settling 5/17/07	39,473,400	39,993,670	520,270
25,496,000 Indian Rupee settling 5/29/07	572,429	615,282	42,853
8,190,000 Indian Rupee settling 6/20/07	183,797	196,812	13,015
¥ 1,184,291,000 settling 5/15/07	10,000,000	9,930,456	(69,544)
108,905,000 South Korean Won settling 5/25/07	116,352	117,090	738
197,700,000 South Korean Won settling 6/26/07	209,844	212,700	2,856
3,075,980,000 South Korean Won settling 7/18/07	3,306,083	3,311,192	5,109
3,108,165,500 South Korean Won settling 9/21/07	3,349,975	3,350,847	873
66,430,056 Mexican Peso settling 3/13/08	5,911,889	5,959,002	47,113
25,061,000 Norwegian Krone settling 6/7/07	4,111,798	4,218,676	106,878
1,588,818 New Zealand Dollar settling 5/24/07	1,181,397	1,178,209	(3,188)
6,232,288 Polish Zloty settling 9/28/07	2,250,000	2,254,938	4,938
12,499,066 Polish Zloty settling 3/13/08	4,325,834	4,531,608	205,774
67,489,042 Russian Ruble settling 9/19/07	2,570,761	2,630,494	59,734
3,376,458 Russian Ruble settling 11/2/07	127,174	131,606	4,432
170,468,800 Russian Ruble settling 12/10/07	6,551,784	6,643,514	91,730
5,094,241 Singapore Dollar settling 7/18/07	3,370,322	3,371,343	1,022
1,245,000 Singapore Dollar settling 8/7/07	830,138	825,095	(5,043)
4,572,758 Singapore Dollar settling 9/21/07	3,059,256	3,040,644	(18,612)
6,101,113,000 Taiwan Dollar settling 5/2/07	184,615	183,138	(1,477)
2,596,750 South African Rand settling 5/16/07	339,420	368,382	28,962
Sold:
642,000 Australian Dollar settling 5/17/07	533,529	534,126	(597)
9,539,180 Brazilian Real settling 5/3/07	4,610,527	4,691,023	(80,496)
1,200,000 Canadian Dollar settling 5/17/07	1,037,231	1,086,375	(49,144)
111,000,000 Chilean Peso settling 5/8/07	210,506	211,333	(827)
€ 43,561,000 settling 5/24/07	59,222,269	59,509,207	(286,939)
£ 20,812,000 settling 5/17/07	120,117,207	121,604,752	(1,487,545)
¥ 684,297,000 settling 5/15/07	5,731,272	5,737,932	(6,660)
877,000 New Zealand Dollar settling 5/17/07	647,204	650,705	(3,501)
6,101,113 Taiwan Dollar settling 6/4/07	183,935	183,278	(658)
			$(443,638)

64 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

3. Investment in Securities (continued)

Series M:	U.S.$ Value Origination Date	U.S.$ Value April 30, 2007	Unrealized Appreciation (Depreciation)
Purchased:
¥ 26,600,000 settling 5/15/07	$223,012	$223,045	$33
¥ 120,000,000 settling 5/15/07	1,005,969	1,006,218	249
¥ 156,200,000 settling 5/15/07	1,332,810	1,309,760	(23,050)
¥ 214,028,000 settling 5/15/07	1,826,142	1,794,657	(31,485)
Sold:
¥ 29,387,000 settling 5/15/07	247,879	246,414	1,464
¥ 59,739,000 settling 5/15/07	504,309	500,920	3,389
			$(49,400)

Series R:	U.S.$ Value Origination Date	U.S.$ Value April 30, 2007	Unrealized Appreciation (Depreciation)
Purchased:
11,851,272 Yuan Renminbi settling 1/10/08	$1,558,000	$1,597,741	$9,741
4,576,190 Yuan Renminbi settling 3/7/08	624,000	623,008	(992)
7,534,071 Yuan Renminbi settling 3/2/09	1,064,500	1,077,891	13,391
¥ 29,291,000 settling 5/15/07	243,406	245,609	2,203
Sold:
132,000 Canadian Dollar settling 5/17/07	114,095	119,501	(5,406)
€ 7,785,000 settling 5/24/07	10,583,902	10,635,182	(51,280)
£ 622,000 settling 5/17/07	1,230,316	1,243,803	(13,487)
¥ 45,887,152 settling 5/15/07	393,000	384,771	8,229
			$(37,601)

(f) Short sales outstanding at April 30, 2007:

Series C:	Coupon	Maturity	Par	Proceeds	Value
Government National Mortgage Association, MBS	5.50%	5/1/37	3,100,000	$3,078,688	$3,083,532
Series M:
Fannie Mae	5.00%	5/31/37	23,000,000	$22,292,031	$22,223,750
Series R:
U.S. Treasury Notes	4.875%	8/15/16	800,000	$806,863	$814,938
U.S. Treasury Inflation Indexed Bonds & Notes	2.375%	1/15/17	203,182	205,397	205,397
U.S. Treasury Inflation Indexed Notes	3.00%	7/15/12	32,246,435	33,659,653	33,659,653
					$34,679,988

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 65

Fixed Income SHares—Series C, H, M, R
Notes to Financial Statements
April 30, 2007 (unaudited)

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Series C	$1,616,720,558	$23,124,617	$11,925,248	$11,199,369
Series H	3,793,635	11,555	—	11,555
Series M	2,983,076,674	11,119,764	7,013,771	4,105,993
Series R	224,711,855	1,181,993	2,191,177	(1,009,184)

5. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the ‘‘Commission’’), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged ‘‘market timing’’ arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance ‘‘shelf-space’’ arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund. The foregoing speaks only as of the date hereof.

6. Corporate Changes:

On September 12, 2006, the Fund’s Board of Trustees appointed William B. Ogden, IV as a Trustee. On October 10, 2006, David C. Flattum, an interested Trustee, resigned.

On December 12, 2006, the Fund’s Board of Trustees appointed John C. Maney as an (interested) Trustee and appointed Hans W. Kertess as Chairman of the Board of Trustees, effective January 1, 2007.

66 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Fixed Income SHares—Series H
Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio Management
Agreements

The Investment Company Act of 1940 requires that both the full Board of Trustees (the ‘‘Trustees’’) and a majority of the non-interested (‘‘independent’’) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the ‘‘Advisory Agreement’’) with the Investment Manager and a Portfolio Management Agreement (the ‘‘Sub-Advisory Agreement’’ and together with the Advisory Agreement the ‘‘Agreements’’) with the Sub-Adviser, as it pertains to Series H (the ‘‘Portfolio’’) of the Trust. The Trustees met on February 20, 2007 (the ‘‘contract review meeting’’) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, concluded that the Trust’s Advisory Agreement and the Sub-Advisory Agreement should be approved for an initial two-year period commencing April 1, 2007.

In connection with their deliberations regarding the approval of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under these Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, (ii) an estimate of the profitability to the Investment Manager and its affiliates from its relationship with the Portfolio, (iii) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Portfolio, such as compliance monitoring and portfolio trading practices, and (iv) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Portfolio.

The Trustees conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In determining to approve the Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Manager and the Sub-Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professional expected to be managing the assets of the Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Trust and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Trust and concluded that the human resources devoted by the Investment Manager and the Sub-Adviser to the Portfolio were appropriate to fulfill effectively the duties of the Investment Manager and Sub-Adviser under the applicable agreement. The Trustees also considered the business reputation of the Investment Manager and Sub-Adviser since their inception, their significant financial resources, the Investment Manager’s and Sub-Adviser’s experience in managing the Trust, including their professional liability insurance coverage and the Investment Manager’s assets under management and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreements.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Manager and Sub-Adviser in managing the Portfolio, as described in the Prospectuses. In this connection, the Trustees considered the Investment Manager’s and Sub-Adviser’s in-house research capabilities, including their ongoing forecasting of industry, sector and overall market movements, interest rates and the development of their ongoing outlook on the global economy, as well as other resources available to the Investment Manager’s and Sub-Adviser’s personnel, including research services available to the Investment Manager and Sub-Adviser as a result of securities transactions effected for the Trust and other investment advisory clients. The Trustees concluded that the Investment Manager’s and Sub-Adviser’s investment processes, research capabilities and philosophy were well suited to the Trust, given each Portfolio’s investment objectives and policies.

4.30.07 | Fixed Income SHares—Series C, H, M, R Semi-Annual Report 67

Fixed Income SHares—Series H
Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio Management
Agreements

The Trustees considered the scope of the services provided by the Investment Manager and Sub-Adviser to the Trust under the Agreements relative to services provided by third parties to other mutual funds and relative to services provided by the Investment Manager and Sub-Adviser to their other advisory clients. The Trustees noted that the Investment Manager’s and Sub-Adviser’s required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure the Trust’s compliance with applicable regulations and policies including the appointment of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of past claims made by regulators and others against affiliates of the Investment Manager and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Manager’s and Sub-Adviser’s services to the Trust, as described above, was consistent with the Trust’s operational requirements, including, in addition to the applicable investment objectives, compliance with the Trust’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Manager and Sub-Adviser designed to fulfill their fiduciary duty to the Trust with respect to possible conflicts of interest, including their codes of ethics, the procedures by which the Investment Manager and Sub-Adviser allocate trades among their various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Manager and Sub-Adviser in these matters. The Trustees also confirmed information concerning standards of the Investment Manager and Sub-Adviser with respect to the execution of the Portfolio’s transactions. The information considered by the Trustees included information regarding the Investment Manager and the Sub-Adviser, their personnel, policies and practices included in each of their respective Forms ADV.

In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as information previously provided to the Trustees at the June 2006 meeting, where the Agreements were reapproved with respect to the other Portfolios of the Trust. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and Sub-Adviser’s responses.

In approving the Agreements, the Trustees also gave substantial consideration to the fact that, with respect to the Portfolio, no fees are payable under either the Advisory Agreement with the Investment Manager or the Portfolio Management Agreement between the Investment Manager and the Sub-Adviser. The Trustees did consider, however, the amounts paid to the Investment Manager and the Sub-Adviser from the ‘‘wrap fee’’ paid by the sponsors of the wrap programs to the Investment Manager’s affiliate, AGI Managed Accounts LLC, as well as the fees ‘‘imputed’’ to the Investment Manager and the Sub-Adviser, as disclosed in the Portfolio’s Prospectus. Because the Portfolio would not pay fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Portfolio’s anticipated growth of assets, whether fee levels reflect economies of scale for the Portfolio’s shareholders or comparisons of fees paid by the Portfolio with fees paid to other investment advisers or by other clients of the Investment Manager or the Sub-Adviser.

The Trustees also considered the expected profitability to the Investment Manager and its affiliates of the relationship of the Investment Manager and its affiliates to the Portfolio, and determined that such profitability was not excessive. The Trustees considered the costs of the services provided under the Agreements, as well as the fees and profits, if any, expected to be realized by the Investment Manager, the Sub-Adviser and their affiliates from their relationship with the Portfolio.

The Trustees considered the fact that the Investment Manager and the Sub-Adviser may benefit from their relationship with the sponsors of wrap programs for which the Portfolio will be an investment options. Such benefits include the receipt by their affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. The Trustees also took into account so-called ‘‘fallout benefits’’ to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as investment adviser and the fact that the Investment Manager and the Sub-Adviser will receive services from brokers who execute portfolio transactions for the Portfolio.

Based on the foregoing, the Trustees decided to approve the engagement of the Investment Manager and Sub-Adviser to serve as investment advisors for the Portfolio.

68 Fixed Income SHares—Series C, H, M, R Semi-Annual Report | 4.30.07

Trustees and Principal Officers

Hans W. Kertess
    Trustee, Chairman of the Board of Trustees
Paul Belica
    Trustee
Robert E. Connor
    Trustee
John J. Dalessandro II
    Trustee
John C. Maney
    Trustee
William B. Ogden, IV
    Trustee
R. Peter Sullivan III
    Trustee
Brian S. Shlissel
    President & Chief Executive Officer
Lawrence G. Altadonna
    Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
    Vice President, Secretary & Chief Legal Officer
Scott Whisten
     Assistant Treasurer
Youse E. Guia
    Chief Compliance Officer
Kathleen A. Chapman
    Assistant Secretary
William V. Healey
    Assistant Secretary
Richard H. Kirk
    Assistant Secretary
Lagan Srivastava
    Assistant Secretary

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Fixed Income Shares-Series C, M, H, R for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

The financial information included herein is taken from the records of the Trust without examintation by an independent registered public accounting firm, who did not express an opinion hereon

The Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (‘‘SEC’’) for the first and third quarter of its fiscal year on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Allianz Dresdner Daily Asset Fund

Semi-Annual Report

April 30, 2007

This material is authorized for use only when preceded or accompanied by the current Fund’s prospectus.

This report, including the financial information herein, is transmitted to the shareholders of Allianz Dresdner Daily Asset Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Allianz Dresdner Daily Asset Fund – Letter to Shareholders

June 13, 2007

Dear Shareholder:

During six months ended April 30, 2007, the Allianz Dresdner Daily Asset Fund (the “Fund”) experienced significant growth. The Fund’s net assets were $2,059,106,592 at October 31, 2006 and stood at $2,883,728,106 on April 30, 2007.

At the beginning of 2007 we evaluated some of the risks that we felt would come to a head in 2007.  The first issue was the direction of interest rates. The majority of economists believed the Federal Reserve (the “Fed”) would hold rates steady for at least the first six months of the year.  Some believed the Fed would lower rates by as much as 50 basis points.  The market had priced in a roughly 50% chance of a fed funds reduction in rates of 25 basis points.  Others thought the Fed would raise rates by 50 basis points.

Since there is no real consensus on interest rates, the market is very susceptible to moves in either direction.  We have a good portion of our investments in floating rate securities. At the end of  April in excess of 95% of the Fund was invested in floating rate securities based on the following indexes: LIBOR (both one and three month LIBOR), and Fed Funds. Our strategy has been to maintain a very short duration through the use of floating rate securities and especially fed funds floaters which comprise over 54% of the floaters in the Fund’s portfolio.  In an uncertain rate environment a short duration can potentially reduce interest rate risk. The Fund yielded approximately fed funds flat plus 1, after fees, which is a key securities lending rebate rate barometer.

The credit quality of the fund is well within the AAA rating parameters.

Charles H. Dedekind, Portfolio Manager
Dresdner Advisors LLC

John Bilello, Portfolio Manager
Dresdner Advisors LLC

Allianz Dresdner Daily Asset Fund Performance & Statistics

April 30, 2007 (unaudited)

Primary Investments:

Inception Date:

Money Market Instruments

3/24/04

Net Assets:

$2,883.7 million

Portfolio Managers:

John Bilello and Charles Dedekind

Total Return

Six months

2.67%

Past performance is no guarantee of future results. Total return for a period of less than one year is not annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

Seven Day & Thirty-Day Yields:

7 day yield

5.34%

7 day compounded yield

5.48%

30 day yield

5.35%

30 day compounded yield

5.48%

Investments in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Asset Allocation (% of investments)

The 7-day yield quotation more closely reflects the current earning of the Fund than the total return quotation.

Allianz Dresdner Daily Asset Fund Performance & Statistics (unaudited) (continued)

Expense Example: Please refer to the “Important Fund Information” page herein for an explanation of the information presented in the following Expense Example.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio based on the Period November 1, 2006 through April 30, 2007	Expenses Paid during the Period** November 1,2006 through April 30, 2007
Actual	$1,000	$1,026.68	0.05%	$0.25
Hypothetical	$1,000	$1,024.55	0.05%	$0.25

** Expenses are equal to the Fund’s annualized expense ratio of 0.05%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the # of days in the period).

Allianz Dresdner Daily Asset Fund   Important Fund Information (unaudited)

Proxy Voting - since the Fund invests exclusively in non-voting securities, the Fund does not have proxy voting policies and procedures.

Form N-Q - The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of its fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example, which appears on the Fund’s Performance & Statistics page in this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example:

As a Shareholder of the Fund you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including Management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses:

The first line of the expense table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing cost only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Allianz Dresdner Daily Asset Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(unaudited)

Principal Amount (000)		Value
	CORPORATE BONDS & NOTES - 64.0%
$125,000	Axon Financial Funding LLC, 5.31%, 5/25/07, FRN	$124,989,794
	Beta Finance, Inc., FRN (a),
25,000	5.315%, 5/25/07	25,003,639
50,000	5.343%, 5/1/07	49,985,861
60,000	5.413%, 5/1/07	60,001,155
23,000	BMW US Capital LLC, 5.34%, 5/15/07, FRN (a)	23,000,000
10,000	BNP Paribas, 5.31%, 5/29/07, FRN (a)	10,000,549
	CC USA, Inc., FRN (a),
7,500	5.31%, 5/21/07	7,500,713
77,000	5.412%, 5/1/07	77,001,481
50,000	Cheyne Finance LLC, 5.353%, 5/1/07, FRN (a)	49,990,411
	CIT Group, Inc., FRN,
2,900	5.42%, 6/19/07	2,901,399
97,125	5.43%, 5/21/07	97,189,410
10,000	5.43%, 5/24/07	10,002,844
25,000	5.453%, 5/1/07	25,012,561
1,734	5.60%, 5/23/07	1,736,426
10,880	Countrywide Financial Corp., 5.428%, 6/27/07, Ser. B, FRN	10,880,151
37,500	Country Home Loans, Inc., 5.61%, 5/16/07, Ser. M	37,538,427
	Dorada Finance, Inc., FRN (a),
77,600	5.293%, 5/15/07	77,595,804
60,000	5.413%, 5/1/07	60,001,181
120,000	Five Finance, Inc., 5.34%, 5/1/07, FRN	119,974,269
	Goldman Sachs Group, Inc., Ser. B, FRN,
1,900	5.46%, 5/11/07	1,900,584
50,000	5.473%, 5/1/07	50,031,908
1,000	5.474%, 7/2/07	1,000,226
	Harrier Finance Funding LLC, FRN (a),
70,000	5.388%, 5/1/07	70,007,266
50,000	5.418%, 5/1/07	50,000,636
6,000	HSBC Finance Corp., 5.40%, 6/1/07, FRN	6,000,257
75,000	HSH Nordbank AG, 5.33%, 5/21/07, FRN	75,000,000
20,000	JPMorgan Chase & Co., 5.30%, 5/11/07, FRN	20,000,000
	K2 USA LLC, FRN (a),
20,000	5.32%, 5/29/07	20,001,938
25,000	5.36%, 5/29/07	25,006,065
70,000	5.363%, 5/1/07	69,996,788

Allianz Dresdner Daily Asset Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(unaudited)(continued)

Principal Amount (000)		Value
	Lehman Brothers Holdings, Inc., FRN,
$40,000	5.33%, 5/29/07	$40,000,000
15,000	5.463%, 5/1/07, Ser. H	15,001,186
	Links Finance LLC, FRN (a),
25,000	5.315%, 5/15/07	25,003,490
30,000	5.315%, 5/22/07
50,000	5.33%, 5/25/07	49,999,828
31,000	Macquarie Bank Ltd., 5.34%, 5/21/07, FRN (a)	30,999,998
	Merrill Lynch & Co., Inc., FRN,
80,000	5.363%, 5/1/07	79,999,854
5,000	5.428%, 5/1/07, Ser. C	5,000,776
20,000	5.443%, 5/1/07, Ser. C	20,002,787
	Morgan Stanley, FRN,
10,000	5.36%, 5/3/07	10,000,000
1,410	5.48%, 7/27/07	1,410,485
5,000	5.493%, 5/1/07, Ser. F	5,004,001
14,000	Northern Rock PLC, 5.38%, 5/3/07, FRN (a)	14,000,000
50,000	Sedna Finance, Inc., 5.316%, 7/16/07, FRN (a)	49,996,548
	Sigma Finance, Inc., FRN (a),
1,200	5.29%, 5/10/07	1,199,662
25,000	5.353%, 5/1/07	24,999,486
	Tango Finance Corp.,
2,000	5.318%, 6/4/07	1,999,892
1,000	5.34%, 5/24/07	1,000,000
30,000	5.353%, 5/1/07	29,999,530
70,000	5.355%, 5/1/07	69,987,676
4,500	Toyota Motor Credit Corp., 5.385%, 5/1/07, Ser. B, FRN	4,500,508
	Unicredito Italiano Bank, FRN,
25,000	5.34%, 5/9/07	25,000,000
50,000	5.34%, 7/11/07	50,000,000
2,159	Wachovia Corp., 5.435, 7/20/07, FRN	2,159,407
	Total Corporate Bonds & Notes (cost-$1,846,520,725)	1,846,520,725

Allianz Dresdner Daily Asset Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(unaudited)(continued)

Principal Amount (000)		Value
	MASTER NOTES - 11.4%
$115,000	Bank of America Corp., 5.373%, 5/1/07, FRN	$115,000,000
100,000	Bear Stearns Co., Inc., 5.433%, 5/1/07, FRN	100,000,000
	Citigroup Global Markets, Inc., FRN,
15,000	5.383%, 5/1/07.	15,000,000
100,000	5.413%, 5/1/07	100,000,000
	Total Master Notes (cost-$330,000,000)	330,000,000
	CERTIFICATES OF DEPOSIT - 9.8%
25,000	Barclays Bank PLC, 5.275%, 5/8/07, FRN	24,999,344
50,000	Calyon NY, 5.26%, 5/3/07, FRN	49,992,647
50,000	Credit Suisse First Boston Corp., 5.33%, 5/29/07, FRN	50,000,000
5,300	Deutsche Bank AG, 5.408%, 5/1/07, FRN	5,300,516
90,000	Natexis Banques Populaires, 5.368%, 5/1/07, FRN	90,000,000
	Societe Generale, FRN,
9,200	5.258%, 5/21/07	9,199,457
3,000	5.265%, 5/21/07	2,999,479
50,000	Wachovia Corp., 5.31%, 5/29/07	50,002,842
	Total Certificates of Deposit (cost-$282,494,285)	282,494,285

	COMMERCIAL PAPER - 9.6%
	Morgan Stanley,
35,000	5.373%, 7/6/07	35,000,000
22,000	5.373%, 8/17/07	22,000,000
50,000	5.383%, 12/4/07	50,000,000
10,000	5.383%, 12/28/07	10,000,000
40,000	Morrigan TRR Funding LLC, 5.30%, 5/21/07	39,882,222
	Ormond Quay Funding LLC,
40,000	5.28%, 5/15/07	39,999,691
40,000	5.28%, 7/16/07	39,998,285
40,000	5.28%, 11/2/07	39,994,999
	Total Commercial Paper (cost-$276,875,197)	276,875,197

	PROMISSORY NOTES - 2.6%
	Goldman Sachs Group, Inc.,
55,000	5.413%, 10/22/07	55,000,000
20,000	5.442%, 12/18/07	20,000,000
	Total Promissory Notes (cost-$75,000,000)	75,000,000

Allianz Dresdner Daily Asset Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(unaudited)(continued)

Principal Amount (000)		Value
	ASSET-BACKED SECURITIES - 1.6%
$10,000	Cheyne High Grade ABS CDO Ltd., 5.37%, 5/10/07, FRN (a)	$10,000,000
35,000	Holmes Financing PLC, 5.30%, 5/15/07, FRN	35,000,000
	Total Asset-Backed Securities (cost-$45,000,000)	45,000,000

	TIME DEPOSIT - 0.9%
25,551	Sun Trust Bank, 5.25%, 5/1/07 (cost-$25,550,588)	25,550,588
	Total Investments (cost-$2,881,440,795) - 99.9%	2,881,440,795
	Other assets less liabilities - 0.1%	2,287,311
	Net Assets - 100.0%	$2,883,728,106

___________________________________

Notes to Schedule of Investments:

(a)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ABS  -

 Asset-Backed Security

CDO -

 Collateralized Debt Obligation

FRN  -

 Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2007.

See accompanying Notes to Financial Statements.

Allianz Dresdner Daily Asset Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007

(unaudited)

Assets:
Investments, at value (cost-$2,881,440,795)	$2,881,440,795
Receivable for Fund shares sold	89,994,517
Interest receivable	13,661,278
Prepaid expenses	108,837
Total Assets	2,985,205,427

Liabilities:
Due to custodian for overdraft	123,217
Payable for Fund shares repurchased	89,391,242
Dividends payable	11,872,896
Investment management fees payable	11,504
Accrued expenses	78,462
Total Liabilities	101,477,321

Net Assets	$2,883,728,106

Net Assets consist of:
Paid-in-capital (no par value, unlimited number of shares authorized; 2,883,743,506 shares outstanding)	$2,883,743,506
Accumulated net realized loss on investments.	(15,400)

Net Assets	$2,883,728,106

Net asset value per share	$1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007

(unaudited)

Investment Income:
Interest	$63,748,740

Expenses:
Administration fees	353,793
Investment advisory fees	206,379
Custodian and accounting agent fees	75,736
Registration fees	61,754
Insurance expense	21,771
Trustees' fees and expenses	15,747
Audit and tax service fees	14,572
Legal fees	10,971
Transfer agent fees	5,360
Shareholder communications	1,084
Miscellaneous expense	1,151
Total expenses	768,318

Less: investment advisory fees waived	(139,223)
custody credits earned on cash balances	(4,061)

Net expenses	625,034

Net investment income	63,123,706

Net realized gain on investments	9,375

Net Increase in Net Assets Resulting from Investment Operations	$63,133,081

See accompanying Notes to Financial Statements.

Allianz Dresdner Daily Asset Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended April 30, 2007 (unaudited)	For the Year ended October 31, 2006
Investment Operations:
Net investment income	$63,123,706	$66,609,119
Net realized gain (loss) on investments	9,375	(24,775)
Net increase in net assets resulting from investment operations	63,133,081	66,584,344

Dividends and Distributions to Shareholders from:
Net investment income	(63,123,706)	(66,609,119)
Net realized gains	—	(2,428)
Total dividends and distributions to shareholders	(63,123,706)	(66,611,547)

Capital Share Transactions:
Net proceeds from the sale of shares	7,816,681,052	6,992,743,695
Cost of shares redeemed	(6,992,068,913)	(5,482,193,749)
Net increase in net assets from capital share transactions	824,612,139	1,510,549,946
Total increase in net assets	824,621,514	1,510,522,743

Net Assets:
Beginning of period	2,059,106,592	548,583,849
End of period	$2,883,728,106	$2,059,106,592

Shares Issued and Redeemed:
Issued	7,816,681,052	6,992,743,695
Redeemed	(6,992,068,913)	(5,482,193,749)
Net increase	824,612,139	1,510,549,946

See accompanying Notes to Financial Statements.

Allianz Dresdner Daily Asset Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Six months ended April 30, 2007 (unaudited)						For the Period March 24, 2004* through October 31, 2004

			Year ended
			October 31, 2006		October 31, 2005

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Investment Operations:
Net investment income	0.03		0.05		0.03		0.01
Net realized gain (loss) on investments	(0.00)	**	(0.00)	**	0.00	**	0.00	**
Total from investment operations	0.03		0.05		0.03		0.01

Dividends and Distributions to Shareholders from:
Net investment income	(0.03)		(0.05)		(0.03)		(0.01)
Net realized gain	-		(0.00)	**	(0.00)	**	(0.00)	**
Total dividends and distributions to shareholders	(0.03)		(0.05)		(0.03)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return (1)	2.67%		4.97%		2.97%		0.79%

Ratios/Supplemental data:
Net assets, end of period (000's)	$2,883,728		$2,059,107		$548,584		$205,124
Ratio of expenses to average net assets (2)(3)	0.05%	(4)	0.05%		0.05%		0.05%	(4)
Ratio of net investment income to average net assets (3)	5.35%	(4)	5.07%		3.06%		1.30%	(4)

  *

Commencement of operations.

**

Less than $0.005 per share.

(1)

Assumes reinvestment of all dividends and distributions.  Total return for a period of less than one year is not annualized.

(2)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).

(3)

During the periods indicated above, the Investment Adviser waived all or a portion of its fee and assumed a portion of the Fund's operating expenses. If such waivers and assumptions had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 0.06% (annualized) and 5.34% (annualized), respectively, for the six months ended April 30, 2007; 0.07% and 5.05%, respectively, for the year ended  October 31, 2006; 0.08% and 3.03%, respectively, for the year ended October 31, 2005; and 0.09% (annualized) and 1.26% (annualized), respectively for the period March 24, 2004 (commencement of operations) through October 31, 2004.

(4)

Annualized.

See accompanying Notes to Financial Statements.

Allianz Dresdner Daily Asset Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007

(unaudited)

(1) Organization and Significant Accounting Policies

Allianz Dresdner Daily Asset Fund (the “Fund”) is one of five separate funds which comprise Fixed Income SHares (the "Trust"). The Trust was organized as a Massachusetts business trust on November 3, 1999 and, in addition to the Fund, is comprised of Series C, Series H, Series M and Series R (the “Portfolios”). The Fund commenced operations on March 24, 2004.  These financial statements relate to the Fund.  The financial statements for the Portfolios are provided separately.  The Fund is registered under the Investment Company Act of 1940 (“1940 Act”), as an open-end investment company.  The Fund is authorized to issue an unlimited number of shares of beneficial interest at no par value.

The preparation of the financial statements, in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.  On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by April 30, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the Standard against its current valuation policies to determine future applicability.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as such exposure would involve claims that may be made against the Fund that have not yet been asserted.  However, the Fund expects the risk of any loss to be remote.

Allianz Dresdner Daily Asset Fund

NOTES TO FINANCIAL STATEMENTS

April  30, 2007

(unaudited)(continued)

(1) Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Fund:

   (A)  Valuation of Investments

The Fund values its investments on the basis of amortized cost which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.  The use of amortized cost is subject to compliance with the Fund’s amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

   (B) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

   (C) Federal Income Taxes

The Fund intends to distribute all of its taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Accordingly, no provision for U.S. federal income taxes is required.

  (D) Dividends and Distributions

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually.  The Fund records dividends and distributions to shareholders on the ex-dividend date.  The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These “book-tax” differences are considered either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

   (E) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”).  Such agreements are carried at the contract amount in the financial statements.  Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement.  Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.  If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Allianz Dresdner Daily Asset Fund

NOTES TO FINANCIAL STATEMENTS

April  30, 2007

(unaudited)(continued)

(1) Organization and Significant Accounting Policies (continued)

  (F) Custody Credits Earned on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses.  Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(2) Investment Adviser, Administrator and Distributor

(A)

Investment Adviser

Dresdner Advisors LLC (“Dresdner Advisors” or the “Investment Adviser”), a wholly-owned subsidiary of Dresdner Bank AG, serves as the Fund’s investment adviser.  Subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for managing the Fund’s investment activities. Pursuant to an investment advisory agreement with the Fund, the Investment Adviser receives an annual fee, payable monthly, at the annual rate of 0.0175% of the Fund’s average daily net assets.  The Investment Adviser has agreed to waive its investment advisory fee and/or pay all or a portion of the Fund’s other operating expenses so that the Fund’s net operating expenses do not exceed 0.053% (net of any expense offset) of the Fund’s average daily net assets.

    (B)  Administrator

Allianz Global Investors Fund Management LLC (“the Administrator”), an affiliate of the Investment Adviser and an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., (“Allianz Global”), serves as the Fund’s administrator and is responsible for managing the Fund’s business affairs and  administrative matters.  Pursuant to an administration agreement with the Fund, the Administrator receives an annual fee, payable monthly, at an annual rate of 0.03% of the Fund’s average daily net assets.

Effective July 1, 2007, the Administrator will be paid 0.03% of the Funds’ average daily net assets up to $3 billion, 0.015% of the Fund’s average daily net assets between $3 billion-$10 billion and 0.005% of the Fund’s average daily net assets in excess of $10 billion.

(C)

Distributor

Allianz Global Investors Distributors LLC (the “Distributor”), an indirect wholly-owned subsidiary of Allianz Global, serves as the distributor of the Fund’s shares.  Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Fund pays the Distributor.

(3) Capital Stock

The following schedule details shareholders owning 5% or more of the Fund and the percentage held by such shareholder at April 30, 2007:

Ownership Percentage
Miami Dade County	19.15%
Massachusetts Mutual Insurance Co.	18.37
Allianz RCM Technology Fund	9.31

Investment activity by these shareholders could have a material impact on the Fund.

Allianz Dresdner Daily Asset Fund

NOTES TO FINANCIAL STATEMENTS

April  30, 2007

(unaudited)(continued)

(4) Income Tax Information

The cost basis of portfolio securities for federal income tax purposes is $2,881,440,795.

(5) Legal Proceedings

In June and September 2004, the Administrator, certain of its affiliates (including the Distributor and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Administrator serves as investment adviser.  Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC.  Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds.  The Administrator and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space.  In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures.  None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Administrator and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” and “revenue sharing/self-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above.  The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the U.S. District Court for the District of Connecticut.  Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the  Administrator or its affiliates or related injunctions.

The Administrator believes that these matters are not likely to have a material adverse effect on the Fund or on its ability to perform its respective investment advisory activities relating to the Fund. The foregoing speaks only as of the date hereof.

(6) Corporate Changes

On December 12, 2006 the Fund’s Board of Trustees appointed John C. Maney as a (interested) Trustee and appointed Hans W. Kertess as Chairman of the Board of Trustees, effective January 1, 2007.

Trustees and Principal Officers
Hans W. Kertess		Brian S. Shlissel
Trustee, Chairman of the Board of Trustees		President & Chief Executive Officer
Paul Belica		Lawrence G. Altadonna
Trustee		Treasurer, Principal Financial & accounting Officier
Robert E. Connor		Thomas J. Fuccillo
Trustee		Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II		Scott Whisten
Trustee		Assistant Treasurer
John C. Maney		Youse E. Guia
Trustee		Chief Compliance Officer
William B. Ogden IV		Kathleen A. Chapman
Trustee		Assistant Secretary
R. Peter Sullivan III		William V. Healey
Trustee		Assistant Secretary
Richard H. Kirk
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Adviser
Dresdner Advisors LLC
1301 Avenue of the Americas
New York, NY 10019

Administrator
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor
Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian and Accounting Agent
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

Legal Counsel
Ropes & Gray LLP
One International Place	`
Boston, MA 02110

ITEM 2.  CODE OF ETHICS

         Not required in this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANT

         Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES

         Disclosure not required for open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Disclosure not required for open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED COMPANIES.

         Disclosure not required for open-end investment management companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There have been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to affect, the Registrant's internal control over financial reporting.

report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a)  (1) Exhibit 99.302 CERT - Certification pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002

(b)      Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
         Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fixed Income SHares

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: July 9, 2007

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: July 9, 2007

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 9, 2007